UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-4861

Fidelity Garrison Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	June 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Ultra-Short Central Fund

June 30, 2007

1.816020.103

USC-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 13.2%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp.:
5.71% 3/13/09 (f)	$ 46,315,000	$ 46,401,146
5.79% 3/13/09 (f)	9,650,000	9,690,723
5.84% 9/10/07 (f)	16,665,000	16,678,215
5.8863% 10/31/08 (f)	20,000,000	20,109,860
		92,879,944
Media - 0.9%
Continental Cablevision, Inc. 9% 9/1/08	17,600,000	18,266,336
Cox Communications, Inc.:
(Reg. S) 5.91% 12/14/07 (f)	16,340,000	16,374,396
5.61% 8/15/07 (b)(f)	51,000,000	51,002,142
Time Warner, Inc.:
5.59% 11/13/09 (f)	20,000,000	20,019,220
8.18% 8/15/07	19,416,000	19,482,150
Viacom, Inc. 5.71% 6/16/09 (f)	20,000,000	20,060,460
		145,204,704
Multiline Retail - 0.3%
The May Department Stores Co. 7.9% 10/15/07	39,628,000	39,815,084
TOTAL CONSUMER DISCRETIONARY		277,899,732
CONSUMER STAPLES - 0.4%
Food & Staples Retailing - 0.4%
CVS Caremark Corp. 5.66% 6/1/10 (f)	34,500,000	34,506,900
Safeway, Inc.:
4.8% 7/16/07	3,810,000	3,807,927
7% 9/15/07	17,002,000	17,042,822
		55,357,649
ENERGY - 0.8%
Energy Equipment & Services - 0.1%
Transocean, Inc. 5.56% 9/5/08 (f)	22,600,000	22,614,758
Oil, Gas & Consumable Fuels - 0.7%
Anadarko Petroleum Corp.:
3.25% 5/1/08	7,850,000	7,698,055
5.76% 9/15/09 (f)	21,000,000	21,018,690
6.625% 10/15/07	7,070,000	7,092,843
Enterprise Products Operating LP 4% 10/15/07	12,585,000	12,532,860
Kinder Morgan Energy Partners LP 5.35% 8/15/07	10,180,000	10,176,447
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Ocean Energy, Inc. 4.375% 10/1/07	$ 28,560,000	$ 28,476,548
Premcor Refining Group, Inc. 9.5% 2/1/13	17,100,000	18,207,482
		105,202,925
TOTAL ENERGY		127,817,683
FINANCIALS - 7.4%
Capital Markets - 1.7%
Bear Stearns Companies, Inc. 5.5463% 2/1/12 (f)	12,240,000	12,142,900
Credit Suisse USA, Inc. 5.44% 11/20/09 (f)	20,000,000	20,029,780
Lehman Brothers Holdings E-Capital Trust I 6.14% 8/19/65 (d)(f)	12,220,000	12,336,163
Lehman Brothers Holdings, Inc.:
5.46% 11/16/09 (f)	25,000,000	25,010,025
5.5% 5/25/10 (f)	23,500,000	23,479,250
Merrill Lynch & Co., Inc. 5.59% 6/5/12 (f)	37,400,000	37,320,899
Morgan Stanley:
5.6088% 1/18/11 (f)	33,100,000	33,128,863
5.65% 1/9/14 (f)	5,205,000	5,182,103
Royal Bank of Scotland PLC:
5.655% 7/24/14 (f)	42,690,000	42,847,953
5.75% 7/6/12 (f)	11,800,000	11,800,201
VTB Capital SA 5.955% 8/1/08 (b)(f)	35,000,000	35,035,000
		258,313,137
Commercial Banks - 2.3%
American Express Bank FSB 5.38% 4/26/10 (f)	25,000,000	24,997,975
Australia & New Zealand Banking Group Ltd. 5.905% 2/4/13 (f)	40,000,000	40,106,240
Bank of Scotland 5.86% 11/22/12 (f)	70,000,000	70,123,410
Barclays Bank PLC 5.56% 5/25/15 (f)	13,260,000	13,274,162
DBS Bank Ltd. (Singapore) 5.58% 5/16/17 (b)(f)	33,000,000	32,953,800
HBOS plc 5.6306% 2/6/14 (f)	18,140,000	18,186,366
HSBC Holdings PLC 5.55% 10/6/16 (f)	7,800,000	7,809,781
ING Bank NV 5.6056% 10/14/14 (f)	7,200,000	7,222,320
Manufacturers & Traders Trust Co. 3.85% 4/1/13 (b)(f)	7,750,000	7,657,031
PNC Funding Corp. 5.495% 1/31/12 (f)	39,900,000	39,880,170
Santander Issuances SA Unipersonal 5.72% 6/20/16 (b)(f)	26,900,000	27,033,370
Santander US Debt SA Unipersonal 5.415% 10/21/08 (b)(f)	15,000,000	15,010,590
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Sovereign Bank 4.375% 8/1/13 (f)	$ 11,250,000	$ 11,101,793
UniCredit Luxembourg Finance SA 5.695% 1/13/17 (b)(f)	20,000,000	20,062,660
Wachovia Corp. 5.41% 12/1/09 (f)	20,000,000	20,011,220
		355,430,888
Consumer Finance - 1.1%
Capital One Financial Corp. 5.64% 9/10/09 (f)	21,510,000	21,570,206
General Electric Capital Corp. 5.4169% 5/10/10 (f)	47,155,000	47,201,165
MBNA Capital I 8.278% 12/1/26	6,295,000	6,569,330
MBNA Europe Funding PLC 5.46% 9/7/07 (b)(f)	19,925,000	19,930,280
SLM Corp.:
5.33% 4/18/08 (b)(f)	47,500,000	47,215,048
5.515% 7/26/10 (f)	20,330,000	19,284,123
		161,770,152
Diversified Financial Services - 0.2%
BTM Curacao Holding NV 5.68% 12/19/16 (b)(f)	25,000,000	24,922,025
Insurance - 0.2%
Monumental Global Funding III 5.525% 1/25/13 (b)(f)	28,880,000	28,879,422
Real Estate Investment Trusts - 0.7%
Archstone-Smith Trust 5% 8/15/07	20,020,000	20,013,053
Colonial Properties Trust 7% 7/14/07	9,619,000	9,622,780
iStar Financial, Inc.:
5.47% 3/16/09 (f)	24,395,000	24,518,707
5.69% 3/9/10 (f)	28,000,000	28,031,752
Simon Property Group LP 6.375% 11/15/07	21,807,000	21,868,016
		104,054,308
Real Estate Management & Development - 0.2%
Chelsea GCA Realty Partnership LP 7.25% 10/21/07	8,295,000	8,329,283
Realogy Corp. 7.0581% 10/20/09 (b)(f)	22,590,000	22,624,540
		30,953,823
Thrifts & Mortgage Finance - 1.0%
Capmark Financial Group, Inc. 6.0069% 5/10/10 (b)(f)	33,000,000	33,056,067
Independence Community Bank Corp. 3.5% 6/20/13 (f)	14,272,000	13,982,892
Residential Capital Corp.:
6.4569% 4/17/09 (f)	12,095,000	12,074,922
7.1869% 4/17/09 (b)(f)	25,811,000	25,746,473
Residential Capital LLC 6.46% 5/22/09 (f)	20,000,000	19,906,800
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Washington Mutual Bank 5.4463% 5/1/09 (f)	$ 29,600,000	$ 29,619,358
Washington Mutual, Inc. 5.5% 8/24/09 (f)	21,500,000	21,505,762
		155,892,274
TOTAL FINANCIALS		1,120,216,029
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
UnitedHealth Group, Inc.:
3.375% 8/15/07	8,175,000	8,155,609
5.44% 3/2/09 (f)	15,450,000	15,452,642
		23,608,251
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.1%
Raytheon Co. 6.75% 8/15/07	8,788,000	8,799,416
Airlines - 0.0%
American Airlines, Inc. 7.25% 2/5/09	6,000,000	6,015,000
Building Products - 0.1%
Masco Corp. 5.64% 3/12/10 (f)	18,370,000	18,385,945
Road & Rail - 0.0%
Union Pacific Corp. 5.75% 10/15/07	2,820,000	2,821,500
TOTAL INDUSTRIALS		36,021,861
INFORMATION TECHNOLOGY - 0.2%
Semiconductors & Semiconductor Equipment - 0.2%
National Semiconductor Corp. 5.61% 6/15/10 (f)	33,665,000	33,659,479
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 5.45% 5/15/08 (f)	25,000,000	25,018,250
BellSouth Corp. 5.46% 8/15/08 (f)	17,500,000	17,513,335
Deutsche Telekom International Finance BV 5.54% 3/23/09 (f)	11,500,000	11,526,163
Telecom Italia Capital SA 5.9688% 7/18/11 (f)	34,640,000	34,892,872
Telefonica Emisiones SAU:
5.65% 2/4/13 (c)(f)	15,000,000	14,995,200
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
Telefonica Emisiones SAU: - continued
5.66% 6/19/09 (f)	$ 49,675,000	$ 49,834,010
Telefonos de Mexico SA de CV 4.5% 11/19/08	10,240,000	10,068,818
		163,848,648
Wireless Telecommunication Services - 0.1%
America Movil SAB de CV 5.46% 6/27/08 (b)(f)	18,494,000	18,473,842
TOTAL TELECOMMUNICATION SERVICES		182,322,490
UTILITIES - 1.0%
Electric Utilities - 0.5%
American Electric Power Co., Inc. 4.709% 8/16/07	770,000	769,201
CalEnergy Generation 7.63% 10/15/07	9,080,000	9,128,315
Commonwealth Edison Co. 3.7% 2/1/08	26,070,000	25,766,754
Ohio Power Co. 5.53% 4/5/10 (f)	22,785,000	22,801,063
TXU Electric Delivery Co. 5.753% 9/16/08 (b)(f)	18,205,000	18,211,008
		76,676,341
Gas Utilities - 0.3%
Atmos Energy Corp. 5.7306% 10/15/07 (f)	40,585,000	40,584,675
NiSource Finance Corp. 5.93% 11/23/09 (f)	8,055,000	8,067,534
		48,652,209
Multi-Utilities - 0.2%
Dominion Resources, Inc. 5.66% 9/28/07 (f)	18,765,000	18,769,316
MidAmerican Energy Holdings, Co. 4.625% 10/1/07	3,785,000	3,775,787
Sempra Energy 4.75% 5/15/09	5,500,000	5,437,152
		27,982,255
TOTAL UTILITIES		153,310,805
TOTAL NONCONVERTIBLE BONDS (Cost $2,010,987,087)		2,010,213,979
U.S. Government Agency Obligations - 1.6%

Fannie Mae 0% 1/15/08 (d)(e) (Cost $243,104,360)	250,000,000	243,091,233
U.S. Government Agency - Mortgage Securities - 1.0%
	Principal Amount	Value
Fannie Mae - 0.6%
3.236% 9/1/33 (f)	$ 8,128,835	$ 7,981,203
3.688% 7/1/33 (f)	7,028,707	6,963,172
3.989% 5/1/34 (f)	8,974,499	8,898,416
4.243% 3/1/34 (f)	9,106,356	9,027,105
4.288% 6/1/34 (f)	22,182,250	21,989,936
4.839% 7/1/36 (f)	945,946	948,121
4.886% 7/1/35 (f)	9,033,089	9,024,191
5.235% 5/1/36 (f)	3,755,727	3,760,190
5.273% 4/1/36 (f)	10,509,244	10,600,658
5.299% 8/1/36 (f)	11,214,873	11,249,340
5.566% 10/1/35 (f)	4,735,869	4,771,602
TOTAL FANNIE MAE		95,213,934
Freddie Mac - 0.4%
3.378% 7/1/33 (f)	17,362,178	17,202,507
4.044% 4/1/34 (f)	14,133,922	13,910,736
4.924% 10/1/36 (f)	30,034,000	29,944,805
TOTAL FREDDIE MAC		61,058,048
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $155,856,804)		156,271,982
Asset-Backed Securities - 38.7%

Accredited Mortgage Loan Trust:
Series 2004-2 Class A2, 5.62% 7/25/34 (f)	8,469,651	8,489,818
Series 2004-4 Class A2D, 5.67% 1/25/35 (f)	770,310	772,204
Series 2005-1 Class M1, 5.79% 4/25/35 (f)	11,280,000	11,309,798
Series 2007-1:
Class A3, 5.45% 2/25/37 (f)	14,000,000	13,992,012
Class M1, 5.54% 2/25/37 (f)	3,780,000	3,775,679
ACE Securities Corp.:
Series 2002-HE1 Class M1, 6.295% 6/25/32 (f)	1,488,494	1,507,348
Series 2002-HE2 Class M1, 6.595% 8/25/32 (f)	18,631,213	18,643,577
Series 2003-HS1:
Class M1, 6.07% 6/25/33 (f)	498,062	499,104
Class M2, 7.07% 6/25/33 (f)	856,000	862,808
Series 2003-NC1 Class M1, 6.1% 7/25/33 (f)	1,600,000	1,603,244
Series 2004-HE1:
Class M1, 5.82% 2/25/34 (f)	5,190,568	5,198,043
Asset-Backed Securities - continued
	Principal Amount	Value
ACE Securities Corp.: - continued
Series 2004-HE1:
Class M2, 6.42% 2/25/34 (f)	$ 11,253,000	$ 11,313,247
Series 2004-OP1 Class M1, 5.84% 4/25/34 (f)	4,275,940	4,275,924
Series 2005-HE1 Class M1, 5.8% 2/25/35 (f)	5,245,192	5,249,991
Series 2005-HE2:
Class M2, 5.77% 4/25/35 (f)	1,803,000	1,805,437
Class M3, 5.8% 4/25/35 (f)	1,040,000	1,042,062
Series 2005-HE3 Class A2B, 5.53% 5/25/35 (f)	646,846	646,928
Series 2005-HE7 Class A2B, 5.5% 11/25/35 (f)	25,000,000	25,005,560
Series 2005-SD1 Class A1, 5.72% 11/25/50 (f)	685,101	685,613
Series 2006-HE2:
Class A2C, 5.48% 5/25/36 (f)	8,845,000	8,844,932
Class M1, 5.62% 5/25/36 (f)	8,138,000	8,134,929
Class M2, 5.64% 5/25/36 (f)	2,695,000	2,694,974
Class M3, 5.66% 5/25/36 (f)	2,130,000	2,129,213
Class M4, 5.72% 5/25/36 (f)	1,800,000	1,793,549
Class M5, 5.76% 5/25/36 (f)	2,617,000	2,600,232
Series 2006-NC2:
Class M7, 6.07% 7/25/36 (f)	4,902,000	4,735,050
Class M8, 6.17% 7/25/36 (f)	2,429,000	2,259,814
Class M9, 7.02% 7/25/36 (f)	1,605,000	802,500
Series 2006-OP1:
Class M2, 5.61% 4/25/36 (f)	10,119,000	10,111,801
Class M3, 5.63% 4/25/36 (f)	4,000,000	3,991,632
Class M4, 5.69% 4/25/36 (f)	1,000,000	985,976
Class M5, 5.71% 4/25/36 (f)	950,000	920,254
ACE Securities Corp. Home Equity Loan Trust:
Series 2006-FM2:
Class AC2, 5.48% 8/25/36 (f)	7,397,000	7,391,723
Class M1, 5.57% 8/25/36 (f)	10,300,000	10,276,480
Series 2007-HE1:
Class A2C, 5.49% 1/25/37 (f)	9,000,000	8,990,252
Class M1, 5.58% 1/25/37 (f)	12,575,000	12,545,847
Advanta Business Card Master Trust:
Series 2004-C1 Class C, 6.37% 9/20/13 (f)	5,875,000	5,933,977
Series 2006-C1 Class C1, 5.8% 10/20/14 (f)	12,805,000	12,804,922
Series 2007-A4 Class A4, 5.38% 4/22/13 (f)	30,000,000	30,000,000
Series 2007-B1 Class B, 5.57% 12/22/14 (f)	29,325,000	29,372,457
Aesop Funding II LLC Series 2005-1A Class A2, 5.38% 4/20/09 (b)(f)	8,800,000	8,798,910
ALG Student Loan Trust I Series 2006-1 Class A1, 5.37% 10/28/18 (b)(f)	12,775,862	12,779,695
Asset-Backed Securities - continued
	Principal Amount	Value
American Express Credit Account Master Trust:
Series 2002-6 Class B, 5.77% 3/15/10 (f)	$ 5,000,000	$ 5,002,581
Series 2004-1 Class B, 5.57% 9/15/11 (f)	14,480,000	14,523,476
Series 2004-C Class C, 5.82% 2/15/12 (b)(f)	15,551,332	15,584,992
Series 2005-1 Class A, 5.35% 10/15/12 (f)	15,455,000	15,460,876
Series 2005-6 Class C, 5.57% 3/15/11 (b)(f)	22,320,000	22,332,053
Series 2007-3 Class C, 5.57% 10/15/12 (b)(f)	11,390,000	11,390,000
Series 2007-4 Class C, 5.58% 12/17/12 (b)(f)	20,075,000	20,075,000
AmeriCredit Automobile Receivables Trust:
Series 2005-1 Class C, 4.73% 7/6/10	15,500,000	15,406,537
Series 2006-BM Class A4, 5.4% 5/6/12 (f)	36,665,000	36,659,695
Series 2006-RM Class A1, 5.37% 10/6/09	17,135,135	17,137,103
Series 2007-BF Class A2, 5.31% 1/6/11	20,350,000	20,342,204
Ameriquest Mortgage Securities, Inc.:
Series 2003-1 Class M1, 6.67% 2/25/33 (f)	5,837,814	5,979,258
Series 2003-10 Class M1, 6.02% 12/25/33 (f)	1,835,000	1,842,650
Series 2003-6 Class M2, 7.17% 5/25/33 (f)	2,750,000	2,793,738
Series 2004-R10 Class M1, 6.02% 11/25/34 (f)	4,665,000	4,679,163
Series 2004-R11 Class M1, 5.98% 11/25/34 (f)	4,430,000	4,442,235
Series 2004-R2:
Class M1, 5.75% 4/25/34 (f)	1,765,000	1,767,099
Class M2, 5.8% 4/25/34 (f)	1,375,000	1,376,109
Class M3, 5.87% 4/25/34 (f)	3,500,000	3,503,920
Series 2005-R1:
Class M1, 5.77% 3/25/35 (f)	5,710,000	5,715,305
Class M2, 5.8% 3/25/35 (f)	1,925,000	1,927,198
Series 2005-R2 Class M1, 5.77% 4/25/35 (f)	12,500,000	12,510,185
Series 2006-M3:
Class M7, 6.17% 10/25/36 (f)	6,660,000	5,810,850
Class M9, 7.32% 10/25/36 (f)	4,270,000	2,762,156
Amortizing Residential Collateral Trust:
Series 2002-BC1 Class M2, 6.42% 1/25/32 (f)	323,954	303,028
Series 2002-BC3 Class A, 5.65% 6/25/32 (f)	1,603,703	1,606,243
ARG Funding Corp.:
Series 2005-1A Class A2, 5.42% 4/20/09 (b)(f)	11,000,000	11,006,568
Series 2005-2A Class A2, 5.43% 5/20/09 (b)(f)	5,200,000	5,203,881
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.8738% 9/25/33 (f)	20,835,000	20,925,041
Series 2003-W7 Class A2, 5.71% 3/1/34 (f)	329,642	330,476
Series 2004-W11 Class M2, 6.02% 11/25/34 (f)	3,860,000	3,887,122
Series 2004-W5 Class M1, 5.92% 4/25/34 (f)	3,960,000	3,979,565
Series 2004-W7:
Class M1, 5.87% 5/25/34 (f)	4,085,000	4,102,920
Asset-Backed Securities - continued
	Principal Amount	Value
Argent Securities, Inc.: - continued
Series 2004-W7:
Class M2, 5.92% 5/25/34 (f)	$ 3,320,000	$ 3,336,859
Series 2006-M1 Class M7, 6.32% 7/25/36 (f)	5,600,000	4,592,000
Series 2006-M2 Class M7, 6.22% 9/25/36 (f)	11,580,000	8,867,501
Series 2006-W4:
Class A2C, 5.48% 5/25/36 (f)	10,675,000	10,660,394
Class M2, 5.64% 5/25/36 (f)	11,235,000	11,163,402
Class M3, 5.66% 5/25/36 (f)	8,990,000	8,900,169
Arran Funding Ltd. Series 2005-A Class C, 5.64% 12/15/10 (f)	26,765,000	26,759,647
Asset Backed Funding Certificates Series 2005-HE1 Class M1, 5.74% 12/25/34 (f)	10,055,000	10,058,554
Asset Backed Funding Corp.:
Series 2006-OPT1 Class M4, 5.68% 9/25/36 (f)	13,256,000	13,112,932
Series 2006-OPT2:
Class C7, 5.47% 10/25/36 (f)	7,425,000	7,421,951
Class M1, 5.57% 10/25/36 (f)	7,345,000	7,326,272
Class M7, 6.1% 10/25/36 (f)	7,655,000	7,003,751
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2003-HE2 Class M1, 6.67% 4/15/33 (f)	9,880,981	9,886,868
Series 2003-HE3 Class M1, 6.15% 6/15/33 (f)	2,185,000	2,185,778
Series 2003-HE6 Class M1, 5.97% 11/25/33 (f)	3,475,000	3,491,181
Series 2004-HE2 Class M1, 5.87% 4/25/34 (f)	18,355,000	18,396,190
Series 2004-HE3:
Class M1, 5.86% 6/25/34 (f)	1,625,000	1,630,895
Class M2, 6.44% 6/25/34 (f)	3,750,000	3,767,651
Series 2004-HE6 Class A2, 5.68% 6/25/34 (f)	3,206,162	3,212,109
Series 2005-HE1 Class M1, 5.82% 3/25/35 (f)	4,460,000	4,466,244
Series 2005-HE2:
Class M1, 5.77% 3/25/35 (f)	8,250,000	8,265,880
Class M2, 5.82% 3/25/35 (f)	2,065,000	2,070,102
Series 2005-HE6 Class A2B, 5.57% 7/25/35 (f)	4,965,380	4,972,810
Series 2005-HE8 Class M2, 5.77% 11/25/35 (f)	2,105,000	2,111,467
Series 2006-HE2 Class M3, 5.71% 3/25/36 (f)	3,984,000	3,985,140
Series 2006-HE4 Class M1, 5.63% 5/25/36 (f)	14,283,000	14,269,850
Series 2006-HE6:
Class A4, 5.48% 11/25/36 (f)	18,676,000	18,671,363
Class M7, 6.12% 11/25/36 (f)	2,420,000	2,374,595
Class M9, 7.47% 11/25/36 (f)	6,465,000	5,370,527
Series 2007-HE1:
Class A4, 5.46% 12/25/36 (f)	9,000,000	8,997,473
Class M1, 5.54% 12/25/36 (f)	8,250,000	8,239,656
Asset-Backed Securities - continued
	Principal Amount	Value
Axon Financial Funding Ltd. Series 2007-1A Class A1, 5.95% 4/4/17 (b)(f)	$ 20,000,000	$ 20,000,000
Bank of America Credit Card Master Trust:
Series 2006-C4 Class C4, 5.55% 11/15/11 (f)	46,575,000	46,531,313
Series 2006-C7 Class C7, 5.55% 3/15/12 (f)	56,710,000	56,648,300
Series 2006-HE7 Class B4, 5.4% 3/15/12 (f)	33,615,000	33,614,751
Series 2007-C2 Class C2, 5.59% 9/17/12 (f)	37,725,000	37,724,487
Bank One Issuance Trust Series 2003-C4 Class C4, 6.35% 2/15/11 (f)	14,910,000	15,027,767
Bayview Financial Acquisition Trust Series 2004-C Class A1, 5.74% 5/28/44 (f)	3,718,444	3,721,329
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.77% 2/28/44 (f)	6,174,034	6,176,038
Bear Stearns Asset Backed Securities, Inc.:
Series 2005-3 Class A1, 5.77% 9/25/35 (f)	1,446,656	1,447,442
Series 2005-HE2:
Class M1, 5.82% 2/25/35 (f)	16,033,368	16,020,801
Class M2, 6.07% 2/25/35 (f)	2,430,000	2,345,184
BMW Floorplan Master Owner Trust Series 2006-1A Class A, 5.32% 9/17/11 (b)(f)	24,600,000	24,603,838
BNC Mortgage Loan Trust:
Series 2006-2:
Class A4, 5.48% 11/25/36 (f)	6,785,000	6,778,870
Class M1, 5.56% 11/25/36 (f)	6,785,000	6,768,569
Series 2007-2 Class M1, 5.66% 5/25/37 (f)	13,765,000	13,770,593
Brazos Higher Education Authority, Inc. Series 2006-2 Class A9, 5.3563% 12/26/24 (f)	22,718,478	22,718,478
C-Bass Trust Series 2007-CB1 Class M1, 5.55% 1/25/37 (f)	9,885,000	9,873,565
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.695% 6/15/10 (f)	5,725,000	5,751,910
Series 2006-1 Class A2B, 5.35% 9/15/08 (f)	6,704,146	6,704,261
Series 2006-2 Class A2A, 5.23% 2/15/09	20,548,101	20,534,336
Series 2006-SN1A Class A4B, 5.43% 3/20/10 (b)(f)	25,000,000	25,003,543
Series 2007-SN1 Class A4, 5.42% 2/15/11 (f)	24,810,000	24,810,000
Capital One Auto Finance Trust:
Series 2004-B Class A4, 5.43% 8/15/11 (f)	12,730,426	12,733,827
Series 2006-B Class A2, 5.53% 4/15/09	7,745,284	7,750,599
Series 2006-C:
Class A2, 5.31% 7/15/09	17,319,227	17,315,406
Class A3B, 5.33% 7/15/11 (f)	14,690,000	14,688,108
Series 2007-A Class A2, 5.33% 5/17/10	15,590,000	15,589,225
Series 2007-B Class A2, 5.27% 6/15/10	15,505,000	15,494,809
Asset-Backed Securities - continued
	Principal Amount	Value
Capital One Master Trust Series 2001-1 Class B, 5.83% 12/15/10 (f)	$ 21,630,000	$ 21,670,710
Capital One Multi-Asset Execution Trust:
Series 2003-C1 Class C1, 7.87% 3/15/11 (f)	15,500,000	15,814,754
Series 2003-C5 Class C5, 6.47% 10/17/11 (f)	6,000,000	6,078,534
Series 2007-C3 Class C3, 5.03% 4/15/13 (f)	33,795,000	33,795,000
Capital Trust Ltd. Series 2004-1:
Class A2, 5.77% 7/20/39 (b)(f)	2,968,000	2,972,332
Class B, 6.07% 7/20/39 (b)(f)	1,550,000	1,561,372
Class C, 6.42% 7/20/39 (b)(f)	1,994,000	2,006,914
Carrington Mortgage Loan Trust:
Series 2005-FRE1 Class A2, 5.5% 12/25/35 (f)	4,191,691	4,192,060
Series 2006-FRE1:
Class M1, 5.62% 7/25/36 (f)	7,847,000	7,622,770
Class M7, 6.27% 7/25/36 (f)	3,308,000	2,789,854
Class M9, 7.22% 7/25/36 (f)	2,112,000	1,699,403
Series 2006-NC2:
Class M6, 5.76% 6/25/36 (f)	9,000,000	8,781,854
Class M7, 6.17% 6/25/36 (f)	2,500,000	2,330,070
Series 2006-RFC1:
Class M7, 6.18% 5/25/36 (f)	2,275,000	2,121,872
Class M8, 6.37% 5/25/36 (f)	1,485,000	1,265,872
Class M9, 7.19% 5/25/36 (f)	1,095,000	803,827
Series 2007-RFC1 Class A3, 5.46% 12/25/36 (f)	12,398,000	12,388,749
CDC Mortgage Capital Trust:
Series 2002-HE2 Class M1, 6.37% 1/25/33 (f)	6,475,141	6,478,437
Series 2003-HE1 Class M1, 6.67% 8/25/33 (f)	1,695,234	1,696,451
Series 2003-HE3 Class M1, 6.02% 11/25/33 (f)	1,971,336	1,971,139
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 5.5% 5/20/17 (b)(f)	3,479,978	3,474,849
Chase Credit Card Owner Trust Series 2003-6 Class C, 6.12% 2/15/11 (f)	16,400,000	16,546,283
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.79% 6/15/12 (f)	3,650,000	3,665,089
Series 2006-C3 Class C3, 5.55% 6/15/11 (f)	28,945,000	28,949,811
CIT Equipment Collateral Trust:
Series 2005-VT1 Class D, 4.51% 11/20/12	1,967,298	1,948,475
Series 2006-VT2:
Class A2, 5.19% 1/20/09	25,710,000	25,676,022
Class B, 5.24% 4/20/14	2,866,157	2,859,646
Class C, 5.29% 4/20/14	3,125,138	3,118,419
Class D, 5.46% 4/20/14	8,412,677	8,393,919
Asset-Backed Securities - continued
	Principal Amount	Value
Citibank Credit Card Issuance Trust:
Series 2003-C1 Class C1, 6.45% 4/7/10 (f)	$ 17,785,000	$ 17,912,437
Series 2006-C4 Class C4, 5.54% 1/9/12 (f)	39,960,000	39,940,627
Series 2006-C6 Class C6, 5.65% 11/15/12 (f)	27,485,000	27,544,662
Citigroup Mortgage Loan Trust, Inc.:
Series 2003-HE4 Class A, 5.73% 12/25/33 (b)(f)	4,037,761	4,057,950
Series 2006-AMC1:
Class A2B, 5.48% 9/25/36 (f)	11,245,000	11,240,760
Class M7, 6.14% 9/25/36 (f)	4,445,000	4,173,620
Series 2006-NC2 Class A2B, 5.48% 9/25/36 (f)	27,500,000	27,495,122
Series 2006-WFH2 Class A2A, 5.47% 8/25/36 (f)	12,730,000	12,727,360
Series 2006-WFH3 Class M7, 5.47% 11/25/36 (f)	6,445,000	6,442,488
Series 2006-WFHE3, Class A3, 5.47% 10/25/36 (f)	16,085,000	16,068,278
Series 2007-AHL1 Class A2B, 5.46% 12/25/36 (f)	15,000,000	14,999,897
Series 2007-AMC4 Class M1, 5.58% 5/25/37 (f)	11,110,000	11,110,000
CNH Equipment Trust Series 2007-A Class A2, 5.09% 10/15/09	42,500,000	42,430,032
CNH Wholesale Master Note Trust:
Series 2005-1:
Class A, 5.43% 6/15/11 (f)	18,000,000	18,008,485
Class B, 5.72% 6/15/11 (f)	2,280,000	2,283,026
Series 2006-1A:
Class A, 5.38% 7/15/12 (b)(f)	9,000,000	9,001,356
Class B, 5.6% 7/15/12 (b)(f)	9,000,000	9,002,589
College Loan Corp. Trust I Series 2006-1 Class A7B, 5.365% 4/25/46 (b)(f)	28,405,000	28,407,841
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (b)	3,811,677	3,282,807
Countrywide Home Loans, Inc.:
Series 2002-6 Class AV1, 5.75% 5/25/33 (f)	540,544	540,811
Series 2003-BC1 Class M2, 8.0286% 9/25/32 (f)	2,117,340	2,120,460
Series 2004-14 Class M1, 5.83% 6/25/35 (f)	13,520,000	13,565,055
Series 2004-2 Class M1, 5.82% 5/25/34 (f)	22,590,000	22,626,352
Series 2004-3:
Class 3A4, 5.57% 8/25/34 (f)	91,760	91,836
Class M1, 5.82% 6/25/34 (f)	4,450,000	4,458,230
Class M4, 6.29% 4/25/34 (f)	4,000,000	4,007,437
Series 2004-4:
Class A, 5.69% 8/25/34 (f)	380,448	380,636
Class M2, 5.85% 6/25/34 (f)	7,905,000	7,922,002
Series 2005-1:
Class 1AV2, 5.52% 7/25/35 (f)	2,940,105	2,940,716
Class M1, 5.74% 8/25/35 (f)	3,525,000	3,534,409
Asset-Backed Securities - continued
	Principal Amount	Value
Countrywide Home Loans, Inc.: - continued
Series 2005-1:
Class MV1, 5.72% 7/25/35 (f)	$ 7,675,000	$ 7,678,299
Class MV2, 5.76% 7/25/35 (f)	9,200,000	9,219,667
Series 2005-3 Class MV1, 5.74% 8/25/35 (f)	17,050,000	17,054,518
Series 2005-AB1 Class A2, 5.53% 8/25/35 (f)	9,892,755	9,903,446
CPS Auto Receivables Trust:
Series 2004-D Class A2, 3.86% 12/15/11 (b)	3,485,930	3,437,455
Series 2006-B Class A2, 5.71% 6/15/16 (b)	3,499,543	3,503,917
Series 2006-C Class A2, 5.31% 3/15/10 (b)	15,148,958	15,147,184
Series 2006-D Class A2, 5.318% 8/15/10 (b)	19,389,997	19,383,937
Series 2007-A Class A1, 5.332% 3/17/08 (b)	9,425,895	9,429,743
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-6 Class M3, 7.27% 2/25/34 (f)	1,655,000	1,650,858
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.59% 5/25/36 (b)(f)	8,175,134	8,177,369
DaimlerChrysler Auto Trust Series 2006-D Class A2, 5.19% 8/8/09	19,613,748	19,601,699
Discover Card Master Trust I:
Series 2003-4 Class B1, 5.65% 5/16/11 (f)	8,155,000	8,186,331
Series 2005-1 Class B, 5.47% 9/16/10 (f)	12,750,000	12,756,295
Series 2005-3 Class B, 5.51% 5/15/11 (f)	18,000,000	18,037,973
Series 2006-1 Class B1, 5.47% 8/16/11 (f)	14,629,000	14,645,864
Series 2006-2 Class B1, 5.44% 1/17/12 (f)	18,000,000	18,018,227
Series 2007-1 Class B, 5.42% 8/15/12 (f)	20,000,000	19,999,840
Drive Auto Receivables Trust Series 2006-1 Class A2, 5.49% 8/17/09 (b)	1,788,926	1,789,979
DriveTime Auto Owner Trust:
Series 2006-A Class A2, 5.422% 10/15/09 (b)	2,346,471	2,345,298
Series 2006-B Class A2, 5.32% 3/15/10 (b)	22,821,169	22,792,643
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5 Class AB3, 5.9087% 5/28/35 (f)	267,638	268,318
Fieldstone Mortgage Investment Corp.:
Series 2004-3 Class M5, 6.77% 8/25/34 (f)	2,000,000	2,001,752
Series 2006-3:
Class 2A3, 5.48% 11/25/36 (f)	50,960,000	50,921,495
Class M1, 5.58% 11/25/36 (f)	33,925,000	33,853,439
First Franklin Mortgage Loan Trust:
Series 2004-FF2:
Class M3, 5.87% 3/25/34 (f)	1,225,000	1,225,549
Class M4, 6.22% 3/25/34 (f)	1,375,000	1,376,115
Series 2004-FF8 Class M3, 6.27% 10/25/34 (f)	16,620,000	16,736,076
Asset-Backed Securities - continued
	Principal Amount	Value
First Franklin Mortgage Loan Trust: - continued
Series 2006-FF14:
Class A5, 5.48% 10/25/36 (f)	$ 9,350,000	$ 9,341,462
Class M1, 5.58% 10/25/36 (f)	8,319,000	8,300,271
Series 2006-FF15 Class M1, 5.56% 11/25/36 (f)	24,855,000	24,797,448
Series 2006-FF18 Class M1, 5.55% 12/25/37 (f)	13,887,000	13,852,767
Series 2006-FF6 Class M1, 5.61% 4/25/36 (f)	6,965,000	6,958,535
Series 2006-FF7 Class M1, 5.57% 5/25/36 (f)	7,000,000	6,985,558
Series 2007-FF1 Class M1, 5.55% 1/25/38 (f)	13,410,000	13,436,025
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (b)	8,671,452	8,637,102
Ford Credit Auto Owner Trust Series 2006-C Class A2A, 5.29% 12/15/09	51,330,000	51,307,379
Ford Credit Floorplan Master Owner Trust:
Series 2005-1:
Class A, 5.47% 5/15/10 (f)	14,365,000	14,367,431
Class B, 5.76% 5/15/10 (f)	8,020,000	8,033,883
Series 2006-3:
Class A, 5.5% 6/15/11 (f)	7,340,000	7,341,679
Class B, 5.77% 6/15/11 (f)	12,520,000	12,537,797
Series 2006-4 Class B, 5.87% 6/15/13 (f)	5,315,000	5,325,733
Franklin Auto Trust:
Series 2006-1 Class A2, 5.2% 10/20/09	12,164,495	12,158,510
Series 2007-1 Class A2, 5.14% 5/17/10	22,795,000	22,758,738
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.77% 2/25/34 (f)	467,888	467,978
Class M2, 5.82% 2/25/34 (f)	800,000	800,229
Series 2004-A Class M1, 6.145% 1/25/34 (f)	11,378,953	11,384,626
Series 2004-B Class M1, 5.9% 5/25/34 (f)	1,695,000	1,699,094
Series 2005-A:
Class M1, 5.75% 1/25/35 (f)	1,853,000	1,857,059
Class M2, 5.78% 1/25/35 (f)	12,075,000	12,103,856
Class M3, 5.81% 1/25/35 (f)	6,525,000	6,536,979
Class M4, 6% 1/25/35 (f)	2,500,000	2,499,424
Series 2006-A:
Class M3, 5.7% 5/25/36 (f)	3,545,000	3,478,394
Class M4, 5.72% 5/25/36 (f)	5,315,000	5,068,439
Class M5, 5.82% 5/25/36 (f)	2,847,000	2,673,133
Series 2006-B Class M9, 7.22% 8/25/36 (f)	2,000,000	851,422
Series 2006-D Class M1, 5.55% 11/25/36 (f)	17,340,000	17,267,831
Series 2006-E Class M1, 5.58% 1/25/37 (f)	28,410,000	28,210,817
Asset-Backed Securities - continued
	Principal Amount	Value
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 5.76% 9/25/30 (b)(f)	$ 16,200,000	$ 16,150,341
GE Business Loan Trust Series 2003-1 Class A, 5.75% 4/15/31 (b)(f)	3,198,706	3,198,706
GE Capital Credit Card Master Note Trust:
Series 2005-2:
Class A, 5.33% 6/15/11 (f)	30,000,000	30,005,085
Class B, 5.52% 6/15/11 (f)	6,475,000	6,480,032
Series 2006-1:
Class B, 5.43% 9/17/12 (f)	5,535,000	5,539,634
Class C, 5.56% 9/17/12 (f)	4,305,000	4,306,781
Series 2007-1 Class C, 5.59% 3/15/13 (f)	32,645,000	32,653,027
GE Equipment Midticket LLC Series 2006-1 Class A2, 5.1% 5/15/09	21,950,000	21,916,377
GE-WMC Mortgage Securities, LLC Series 2006-1 Class A2B, 5.47% 8/25/36 (f)	20,000,000	19,991,270
Gracechurch Card Funding PLC:
Series 11 Class C, 5.6% 11/15/10 (f)	20,510,000	20,510,000
Series 8 Class C, 5.65% 6/15/10 (f)	18,450,000	18,450,000
Series 9:
Class B, 5.47% 9/15/10 (f)	3,560,000	3,560,000
Class C, 5.63% 9/15/10 (f)	13,000,000	13,000,000
Granite Master Issuer PLC Series 2006-1A Class A4, 5.36% 12/20/30 (b)(f)	1,765,561	1,765,596
GSAMP Trust:
Series 2002-HE Class M1, 7.195% 11/20/32 (f)	5,850,757	5,856,776
Series 2002-NC1 Class A2, 5.96% 7/25/32 (f)	54,777	55,539
Series 2003-FM1 Class M1, 6.55% 3/20/33 (f)	11,585,450	11,592,488
Series 2004-AR1 Class M1, 5.97% 6/25/34 (f)	15,085,000	15,084,926
Series 2004-FM1:
Class M1, 5.97% 11/25/33 (f)	2,476,297	2,478,024
Class M2, 6.72% 11/25/33 (f)	1,201,676	1,203,406
Series 2004-FM2:
Class M1, 6.07% 1/25/34 (f)	10,027,006	10,028,794
Class M2, 6.97% 1/25/34 (f)	1,173,602	1,174,064
Class M3, 7.27% 1/25/34 (f)	1,185,910	1,186,462
Series 2004-HE1:
Class M1, 5.87% 5/25/34 (f)	3,659,247	3,659,231
Class M2, 6.47% 5/25/34 (f)	1,750,000	1,756,248
Series 2006-FM2 Class M1, 5.58% 9/25/36 (f)	13,470,000	13,436,714
Series 2006-FM3 Class ABS, 5.52% 11/25/36 (f)	34,491,000	34,462,466
Series 2007-FM2 Class M1, 5.6% 1/25/37 (f)	27,745,000	27,462,614
Series 2007-HE1 Class M1, 5.57% 3/25/47 (f)	5,636,000	5,637,827
Asset-Backed Securities - continued
	Principal Amount	Value
GSR Mortgage Loan Trust:
Series 2004-OPT Class A1, 5.66% 11/25/34 (f)	$ 870,113	$ 870,490
Series 2005-9 Class 2A1, 5.44% 8/25/35 (f)	3,056,637	3,054,904
Series 2005-HE2 Class M, 5.75% 3/25/35 (f)	8,780,000	8,791,916
Series 2005-MTR1 Class A1, 5.46% 10/25/35 (f)	7,262,820	7,259,643
Series 2005-NC1 Class M1, 5.77% 2/25/35 (f)	9,010,000	9,026,614
Series 2006-FM1:
Class A2C, 5.48% 4/25/36 (f)	7,500,000	7,502,237
Class M1, 5.62% 4/25/36 (f)	9,646,000	9,626,441
Class M3, 5.67% 4/25/36 (f)	2,534,000	2,530,288
Class M5, 5.78% 4/25/36 (f)	3,500,000	3,479,686
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 6.4% 5/25/30 (b)(f)	6,253,030	6,164,119
Series 2006-3:
Class B, 5.72% 9/25/46 (b)(f)	4,250,000	4,165,000
Class C, 5.87% 9/25/46 (b)(f)	10,500,000	10,080,000
Helios Finance L.P. Series 2007-S1 Class B1, 6.02% 10/20/14 (b)(f)	24,230,000	24,230,000
Holmes Master Issuer PLC:
Series 2006-1A:
Class 1B, 5.4456% 7/15/40 (b)(f)	14,275,000	14,275,000
Class 1C, 5.5956% 7/15/40 (b)(f)	8,080,000	8,080,000
Class 2A, 5.4156% 7/15/21 (b)(f)	14,275,000	14,275,000
Class 2B, 5.4756% 7/15/40 (b)(f)	10,280,000	10,280,000
Class 2C, 5.7456% 7/15/40 (b)(f)	4,190,000	4,190,000
Class 2M, 5.5456% 7/15/40 (b)(f)	8,570,000	8,570,000
Series 2007-2A Class 1C, 5.59% 7/15/21 (f)	31,910,000	31,910,000
Home Equity Asset Trust:
Series 2002-2 Class M1, 6.52% 6/25/32 (f)	7,097,898	7,103,094
Series 2002-3 Class A5, 6.2% 2/25/33 (f)	2,763	2,763
Series 2002-5 Class M1, 7.02% 5/25/33 (f)	11,435,329	11,447,647
Series 2003-1 Class M1, 6.82% 6/25/33 (f)	6,529,228	6,534,852
Series 2003-2 Class M1, 6.64% 8/25/33 (f)	5,699,597	5,704,179
Series 2003-3 Class M1, 6.18% 8/25/33 (f)	7,951,067	7,957,402
Series 2003-4 Class M1, 6.12% 10/25/33 (f)	1,940,553	1,942,085
Series 2003-5:
Class A2, 5.67% 12/25/33 (f)	226,466	226,641
Class M1, 6.02% 12/25/33 (f)	3,175,000	3,179,005
Class M2, 7.05% 12/25/33 (f)	1,691,464	1,696,006
Series 2003-7 Class A2, 5.7% 3/25/34 (f)	11,398	11,410
Series 2003-8 Class M1, 6.04% 4/25/34 (f)	3,389,558	3,394,713
Series 2004-1 Class M1, 5.95% 6/25/34 (f)	9,439,676	9,586,254
Asset-Backed Securities - continued
	Principal Amount	Value
Home Equity Asset Trust: - continued
Series 2004-3:
Class M1, 5.89% 8/25/34 (f)	$ 1,127,871	$ 1,129,643
Class M2, 6.52% 8/25/34 (f)	2,855,000	2,867,630
Series 2004-6 Class A2, 5.67% 12/25/34 (f)	486,484	487,027
Series 2004-7 Class A3, 5.71% 1/25/35 (f)	422,205	423,334
Series 2005-1 Class M1, 5.75% 5/25/35 (f)	9,705,000	9,712,110
Series 2005-2:
Class 2A2, 5.52% 7/25/35 (f)	2,561,991	2,562,351
Class M1, 5.77% 7/25/35 (f)	10,085,000	10,090,888
Series 2005-3 Class M1, 5.73% 8/25/35 (f)	9,450,000	9,455,495
Series 2005-5 Class 2A2, 5.57% 11/25/35 (f)	12,854,003	12,882,041
Series 2006-1 Class 2A3, 5.545% 4/25/36 (f)	33,905,000	33,922,820
Series 2006-7:
Class B1, 7.22% 1/25/37 (f)	3,450,000	1,642,200
Class M4, 5.7% 1/25/37 (f)	6,740,000	6,708,775
Class M7, 6.1% 1/25/37 (f)	3,450,000	3,202,486
Series 2006-8:
Class 2A3, 5.48% 3/25/37 (f)	16,280,000	16,267,743
Class M1, 5.56% 3/25/37 (f)	10,510,000	10,483,024
Series 2007-3 Class 2A3, 5.56% 8/25/37 (f)	33,585,000	33,610,995
Household Home Equity Loan Trust Series 2004-1 Class M, 5.84% 9/20/33 (f)	2,147,867	2,154,451
HSBC Automotive Trust:
Series 2006-2 Class A2, 5.61% 6/17/09	5,246,302	5,250,862
Series 2006-3 Class A2, 5.38% 12/17/09	8,240,986	8,237,762
Series 2007-1 Class A2, 5.32% 5/17/10	17,795,000	17,784,873
HSBC Credit Card Master Note Trust I Series 2006-1 Class B, 5.46% 6/15/12 (f)	15,473,000	15,485,951
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.78% 1/20/35 (f)	7,039,952	7,039,897
Class M2, 5.81% 1/20/35 (f)	5,282,040	5,280,867
Series 2005-3:
Class A1, 5.58% 1/20/35 (f)	3,442,032	3,442,749
Class M1, 5.74% 1/20/35 (f)	2,013,589	2,012,274
Series 2006-2:
Class M1, 5.59% 3/20/36 (f)	5,513,796	5,497,723
Class M2, 5.61% 3/20/36 (f)	9,118,829	9,069,654
Series 2006-3 Class A1V, 5.4% 3/20/36 (f)	21,022,736	21,021,589
HSI Asset Securitization Corp. Trust:
Series 2006-HE1:
Class 2A3, 5.48% 10/25/36 (f)	14,545,000	14,497,083
Asset-Backed Securities - continued
	Principal Amount	Value
HSI Asset Securitization Corp. Trust: - continued
Series 2006-HE1:
Class M1, 5.57% 10/25/36 (f)	$ 14,815,000	$ 14,779,671
Series 2006-HE2 Class M1, 5.56% 12/25/36 (f)	15,602,000	15,563,245
Series 2007-HE1:
Class 2A3, 5.51% 1/25/37 (f)	8,515,000	8,514,933
Class M1, 5.62% 1/25/37 (f)	17,440,000	17,519,301
IXIS Real Estate Capital Trust Series 2005-HE1 Class M1, 5.79% 6/25/35 (f)	3,671,631	3,673,990
John Deere Owner Trust Series 2006-A Class A2, 5.41% 11/17/08	2,673,022	2,674,105
JPMorgan Auto Receivables Trust Series 2007-A Class A2, 5.3% 12/15/09 (b)	28,560,000	28,551,472
JPMorgan Mortgage Acquisition Trust:
Series 2006-CH1:
Class A4, 5.46% 1/25/35 (f)	10,175,000	10,168,349
Class M1, 5.54% 5/25/36 (f)	4,742,000	4,730,877
Series 2006-HE3:
Class A4, 5.48% 11/25/36 (f)	17,520,000	17,512,925
Class M1, 5.57% 11/25/36 (f)	14,055,000	14,020,342
Series 2006-WMC4 Class A4, 5.47% 12/25/36 (f)	12,000,000	11,991,848
Series 2007-CH1:
Class AV4, 5.45% 11/25/36 (f)	8,550,000	8,558,405
Class MV1, 5.55% 11/25/36 (f)	6,945,000	6,931,179
Keycorp Student Loan Trust:
Series 1999-A Class A2, 5.69% 12/27/09 (f)	9,757,465	9,780,447
Series 2006-A Class 2A1, 5.3779% 9/27/21 (f)	11,938,340	11,938,340
Lancer Funding Ltd. Series 2006-1A Class A3, 7.055% 4/6/46 (b)(f)	4,272,750	4,168,666
Long Beach Auto Receivables Trust:
Series 2006-B Class A2, 5.34% 11/15/09	10,894,729	10,894,610
Series 2007-A Class A1, 5.335% 4/15/08	15,449,839	15,456,115
Long Beach Mortgage Loan Trust:
Series 2003-2 Class M1, 6.55% 6/25/33 (f)	18,041,302	18,054,639
Series 2003-3 Class M1, 6.07% 7/25/33 (f)	10,152,475	10,156,478
Series 2004-2:
Class M1, 5.85% 6/25/34 (f)	4,275,000	4,277,715
Class M2, 6.4% 6/25/34 (f)	3,265,000	3,280,424
Series 2006-6:
Class 2A3, 5.47% 7/25/36 (f)	12,915,000	12,902,869
Class M4, 5.68% 7/25/36 (f)	3,825,000	3,697,284
Class M5, 5.71% 7/25/36 (f)	2,390,000	2,181,989
Class M7, 6.22% 7/25/36 (f)	4,000,000	2,769,913
Asset-Backed Securities - continued
	Principal Amount	Value
Long Beach Mortgage Loan Trust: - continued
Series 2006-9:
Class 2A3, 5.48% 11/25/36 (f)	$ 20,110,000	$ 20,083,674
Class M4, 5.69% 11/25/36 (f)	4,170,000	4,138,710
Class M5, 5.72% 11/25/36 (f)	8,052,000	7,960,010
Class M7, 6.12% 11/25/36 (f)	3,796,000	3,358,806
Luminent Mortgage Trust Series 2006-3 Class 12A1, 5.53% 5/25/36 (f)	7,995,538	7,999,793
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 5.53% 5/25/47 (f)	9,810,000	9,810,000
MASTR Asset Backed Securities Trust:
Series 2003-NC1 Class M2, 7.17% 4/25/33 (f)	625,192	626,394
Series 2006-AM3:
Class A3, 5.49% 10/25/36 (f)	13,660,000	13,653,178
Class M1, 5.58% 10/25/36 (f)	3,090,000	3,081,926
Series 2006-HE3 Class A2, 5.42% 8/25/36 (f)	19,310,000	19,284,737
Series 2006-NC2 Class M7, 6.07% 9/25/36 (f)	4,790,000	4,771,543
Series 2007-WMC1 Class A4, 5.48% 1/25/37 (f)	23,620,000	23,619,823
MBNA Credit Card Master Note Trust:
Series 2002-B4 Class B4, 5.82% 3/15/10 (f)	21,135,000	21,160,024
Series 2003-B1 Class B1, 5.76% 7/15/10 (f)	13,490,000	13,522,198
Series 2003-B2 Class B2, 5.71% 10/15/10 (f)	3,765,000	3,776,103
Series 2003-B3 Class B3, 5.695% 1/18/11 (f)	1,130,000	1,134,448
Series 2003-B5 Class B5, 5.69% 2/15/11 (f)	705,000	707,682
Series 2005-C1 Class C, 5.73% 10/15/12 (f)	42,495,000	42,781,115
Series 2005-C2 Class C, 5.67% 2/15/13 (f)	42,495,000	42,684,421
Series 2005-C3 Class C, 5.59% 3/15/11 (f)	22,170,000	22,212,037
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.36% 9/15/10 (f)	7,800,000	7,816,994
Meritage Mortgage Loan Trust Series 2004-1:
Class M1, 6.07% 7/25/34 (f)	6,106,625	6,108,241
Class M2, 6.145% 7/25/34 (f)	684,228	684,412
Merrill Auto Trust Securitization Series 2007-1 Class A2, 5.43% 1/15/10	29,330,000	29,329,894
Merrill Lynch Alternative Note Asset Trust Series 2007-OAR1 Class A1, 5.49% 2/25/37 (f)	14,173,098	14,185,119
Merrill Lynch First Franklin Mortgage Loan Trust Series 2007-1:
Class A2C, 5.57% 4/25/37 (f)	16,935,000	16,959,613
Class M1, 5.7% 4/25/37 (f)	27,945,000	28,002,676
Merrill Lynch Mortgage Investment Trust Series 2006-HE3 Class A2, 5.41% 6/25/37 (f)	7,500,000	7,499,975
Asset-Backed Securities - continued
	Principal Amount	Value
Merrill Lynch Mortgage Investors Trust Series 2007-HE1 Class M1, 5.72% 2/25/37 (f)	$ 13,420,000	$ 13,480,163
Merrill Lynch Mortgage Investors, Inc.:
Series 2003-HE1 Class M1, 6.02% 7/25/34 (f)	5,426,000	5,450,153
Series 2003-OPT1 Class M1, 5.97% 7/25/34 (f)	1,565,000	1,574,621
Series 2006-FM1 Class A2B, 5.43% 4/25/37 (f)	17,890,000	17,888,055
Series 2006-OPT1 Class A1A, 5.58% 6/25/35 (f)	14,504,766	14,547,539
Morgan Stanley ABS Capital I Trust Series 2006-HE1 Class A3, 5.5% 1/25/36 (f)	84,755,000	84,754,466
Morgan Stanley ABS Capital I, Inc.:
Series 2002-HE3 Class M1, 6.42% 12/27/32 (f)	516,869	517,136
Series 2003-NC7 Class M1, 6.02% 6/25/33 (f)	4,324,183	4,325,793
Series 2003-NC8 Class M1, 6.02% 9/25/33 (f)	3,049,800	3,051,827
Series 2004-HE6 Class A2, 5.66% 8/25/34 (f)	601,945	603,171
Series 2004-NC2 Class M1, 5.87% 12/25/33 (f)	7,084,790	7,092,475
Series 2005-1 Class M2, 5.79% 12/25/34 (f)	4,425,000	4,436,097
Series 2005-HE1:
Class M1, 5.77% 12/25/34 (f)	1,100,000	1,101,434
Class M2, 5.79% 12/25/34 (f)	2,970,000	2,968,495
Series 2005-HE2:
Class M1, 5.72% 1/25/35 (f)	2,665,000	2,667,793
Class M2, 5.76% 1/25/35 (f)	1,900,000	1,905,199
Series 2005-NC1:
Class M1, 5.76% 1/25/35 (f)	2,425,000	2,423,135
Class M2, 5.79% 1/25/35 (f)	2,425,000	2,426,559
Class M3, 5.83% 1/25/35 (f)	2,425,000	2,424,359
Series 2005-NC2 Class B1, 6.49% 3/25/35 (f)	3,000,000	2,886,845
Series 2006-HE3:
Class B1, 6.22% 4/25/36 (f)	2,900,000	2,173,566
Class B3, 7.22% 4/25/36 (f)	6,450,000	3,103,660
Series 2006-HE4:
Class M1, 5.6% 6/25/36 (f)	3,560,000	3,554,345
Class M2:
5.62% 6/25/36 (f)	6,230,000	6,227,486
5.63% 6/25/36 (f)	4,450,000	4,442,771
Class M4, 5.67% 6/25/36 (f)	1,780,000	1,769,707
Series 2006-HE5:
Class AC2, 5.46% 8/25/36 (f)	8,510,000	8,507,644
Class B1, 6.29% 8/25/36 (f)	17,690,000	13,986,363
Class B3, 7.27% 8/25/36 (f)	4,085,000	1,864,453
Series 2006-NC4:
Class A2D, 5.56% 6/25/36 (f)	8,865,000	8,904,626
Class M2, 5.62% 6/25/36 (f)	3,000,000	2,997,892
Asset-Backed Securities - continued
	Principal Amount	Value
Morgan Stanley ABS Capital I, Inc.: - continued
Series 2006-NC4:
Class M3, 5.63% 6/25/36 (f)	$ 1,000,000	$ 998,963
Class M4, 5.67% 6/25/36 (f)	2,000,000	1,991,812
Class M5, 5.69% 6/25/36 (f)	2,000,000	1,986,441
Class M6, 5.77% 6/25/36 (f)	1,000,000	985,922
Series 2006-NC5 Class A2C, 5.47% 10/25/36 (f)	7,965,000	7,957,807
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-AM1 Class M1, 6.595% 2/25/32 (f)	592,966	593,338
Series 2001-NC4 Class M1, 6.82% 1/25/32 (f)	3,333,772	3,337,075
Series 2002-AM3 Class A3, 5.81% 2/25/33 (f)	705,709	706,155
Series 2002-HE1 Class M1, 6.22% 7/25/32 (f)	5,706,689	5,708,527
Series 2002-HE2 Class M1, 6.82% 8/25/32 (f)	7,159,988	7,163,633
Series 2002-NC1 Class M1, 6.52% 2/25/32 (b)(f)	5,079,299	5,082,835
Series 2002-NC3:
Class A3, 6% 8/25/32 (f)	237,036	237,135
Class M1, 6.04% 8/25/32 (f)	450,000	450,313
Series 2002-OP1 Class M1, 6.445% 9/25/32 (f)	2,666,839	2,668,648
Series 2003-NC1 Class M1, 6.895% 11/25/32 (f)	3,650,250	3,653,907
Morgan Stanley Home Equity Loans Trust Series 2006-3:
Class M1, 5.61% 4/25/36 (f)	4,000,000	3,992,372
Class M4, 5.7% 4/25/36 (f)	6,000,000	5,938,649
Class M5, 5.73% 4/25/36 (f)	2,000,000	1,974,259
National Collegiate Student Loan Trust:
Series 2006-3 Class A1, 5.35% 9/25/19 (f)	25,000,000	24,983,353
Series 2006-4 Class A1, 5.35% 3/25/25 (f)	16,777,329	16,777,477
Navistar Financial Dealer Note Master Trust Series 2005-1 Class A, 5.43% 2/25/13 (f)	18,350,000	18,303,945
New Century Home Equity Loan Trust:
Series 2003-6 Class M1, 6.04% 1/25/34 (f)	8,364,478	8,372,158
Series 2005-1:
Class M1, 5.77% 3/25/35 (f)	4,395,000	4,388,392
Class M2, 5.8% 3/25/35 (f)	4,395,000	4,379,687
Class M3, 5.84% 3/25/35 (f)	2,120,000	2,104,201
Series 2005-4 Class M2, 5.83% 9/25/35 (f)	9,815,000	9,817,326
Series 2005-D Class M2, 5.79% 2/25/36 (f)	2,045,000	2,003,825
Nissan Auto Lease Trust:
Series 2004-A Class A4A, 5.39% 6/15/10 (f)	2,028,486	2,028,771
Series 2005-A Class A4, 5.37% 8/15/11 (f)	17,595,000	17,598,368
Series 2006-A Class A2, 5.23% 6/15/09	40,325,000	40,303,813
Nomura Home Equity Loan Trust:
Series 2006-HE2 Class A2, 5.44% 3/25/36 (f)	7,500,000	7,495,671
Series 2006-HE3:
Class M7, 6.12% 7/25/36 (f)	4,553,000	4,094,363
Asset-Backed Securities - continued
	Principal Amount	Value
Nomura Home Equity Loan Trust: - continued
Series 2006-HE3:
Class M8, 6.27% 7/25/36 (f)	$ 3,193,000	$ 2,498,448
Class M9, 7.17% 7/25/36 (f)	4,611,000	2,895,366
Series 2007-2 Class 2A3, 5.51% 2/25/37 (f)	11,553,000	11,540,950
NovaStar Home Equity Loan Series 2004-1:
Class M1, 5.77% 6/25/34 (f)	4,025,000	4,029,345
Class M4, 6.295% 6/25/34 (f)	6,730,000	6,739,880
NovaStar Mortgage Funding Trust:
Series 2006-2 Class M1, 5.59% 6/25/36 (f)	9,100,000	9,087,427
Series 2007-1 Class A2C, 5.5% 3/25/37 (f)	13,845,000	13,844,888
Ocala Funding LLC:
Series 2005-1A Class A, 6.82% 3/20/10 (b)(f)	3,675,000	3,583,125
Series 2006-1A Class A, 6.72% 3/20/11 (b)(f)	8,090,000	7,786,625
Option One Mortgage Loan Trust Series 2004-3 Class M3, 5.97% 11/25/34 (f)	2,365,000	2,368,059
Ownit Mortgage Loan Asset-Backed Certificates Series 2005-4 Class A2A1, 5.44% 8/25/36 (f)	3,955,249	3,955,239
Ownit Mortgage Loan Trust:
Series 2006-5 Class AC2, 5.48% 7/25/37 (f)	5,000,000	4,998,589
Series 2006-7:
Class A2C, 5.48% 10/25/37 (f)	12,205,000	12,194,637
Class M1, 5.57% 10/25/37 (f)	6,670,000	6,644,987
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.95% 9/25/34 (f)	3,745,000	3,766,556
Class M2, 6% 9/25/34 (f)	1,755,000	1,765,316
Class M3, 6.57% 9/25/34 (f)	3,355,000	3,384,299
Class M4, 6.77% 9/25/34 (f)	4,700,000	4,719,453
Series 2004-WCW2 Class M3, 5.87% 7/25/35 (f)	2,755,000	2,763,301
Series 2004-WHQ2 Class M1, 5.91% 2/25/35 (f)	8,000,000	8,060,640
Series 2004-WWF1:
Class M2, 6% 2/25/35 (f)	11,060,000	11,149,400
Class M3, 6.06% 2/25/35 (f)	1,370,000	1,379,291
Series 2005-WCH1:
Class A3B, 5.54% 1/25/35 (f)	122,622	122,640
Class M2, 5.84% 1/25/35 (f)	4,175,000	4,185,632
Class M3, 5.88% 1/25/35 (f)	3,290,000	3,303,015
Class M4, 6.15% 1/25/35 (f)	10,150,000	10,178,310
Class M5, 6.2% 1/25/35 (f)	7,095,000	7,116,777
Series 2005-WHQ2:
Class M7, 6.57% 5/25/35 (f)	12,030,000	11,935,084
Class M9, 7.2% 5/25/35 (f)	3,475,000	2,432,500
Asset-Backed Securities - continued
	Principal Amount	Value
PASA Funding Ltd. Series 2007-1A Class X, 5.6475% 4/7/17 (b)(f)	$ 13,275,000	$ 13,275,000
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.68% 9/25/36 (f)	10,020,000	9,979,089
Class M5, 5.71% 9/25/36 (f)	4,995,000	4,962,572
Pinnacle Capital Asset Trust Series 2006-A Class A2, 5.37% 1/26/09 (b)	19,045,000	19,045,609
Providian Master Note Trust:
Series 2005-2 Class C2, 5.82% 11/15/12 (b)(f)	21,450,000	21,492,900
Series 2006-C1A Class C1, 5.87% 3/16/15 (b)(f)	24,985,000	24,985,000
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9:
Class MII1, 5.98% 10/25/33 (f)	3,695,405	3,698,042
Class MII2, 7.12% 10/25/33 (f)	1,210,031	1,212,809
Series 2004-RS10 Class MII2, 6.57% 10/25/34 (f)	5,500,000	5,561,278
Series 2005-SP2 Class 1A1, 5.47% 5/25/44 (f)	1,500,853	1,500,984
Series 2007-RZ1 Class A2, 5.48% 2/25/37 (f)	20,285,000	20,289,154
Residential Asset Securities Corp. Series 2006-EMX8 Class 1A2, 5.44% 10/25/36 (f)	12,545,000	12,541,794
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 5.72% 4/25/33 (f)	35,133	35,150
Santander Drive Auto Receivables Trust Series 2007-1 Class A2, 5.2% 12/15/10	20,000,000	19,963,470
Saxon Asset Securities Trust:
Series 2004-1 Class M1, 6.11% 3/25/35 (f)	13,000,000	13,004,891
Series 2004-2 Class MV1, 5.9% 8/25/35 (f)	4,495,000	4,497,030
Series 2005-1 Class A2B, 5.54% 5/25/35 (f)	649,255	649,329
Series 2007-1 Class A2C, 5.47% 2/25/37 (f)	8,500,000	8,510,693
Securitized Asset Backed Receivables LLC Trust:
Series 2004-NC1 Class M1, 5.84% 2/25/34 (f)	2,878,804	2,883,689
Series 2006-NC1:
Class A2, 5.48% 3/25/36 (f)	10,000,000	10,001,399
Class M1, 5.62% 3/25/36 (f)	10,000,000	9,957,040
Series 2006-WM3 Class M1, 5.55% 10/25/36 (f)	9,510,000	9,486,905
Series 2006-WM4 Class M1, 5.56% 11/25/36 (f)	23,751,000	23,689,238
Series 2007-HE1 Class M1, 5.57% 12/25/36 (f)	15,657,000	15,606,412
Series 2007-NC2:
Class A2B, 5.46% 1/25/37 (f)	9,000,000	8,997,940
Class M1, 5.55% 1/25/37 (f)	6,590,000	6,583,079
SG Mortgage Securities Trust Series 2006-OPT2 Class M1, 5.56% 10/25/36 (f)	12,160,000	12,127,991
Asset-Backed Securities - continued
	Principal Amount	Value
Sierra Receivables Funding Co. Series 2007-1A Class A2, 5.47% 3/20/19 (b)(f)	$ 16,993,144	$ 16,993,144
SLC Student Loan Trust Series 2007-1 Class C, 5.4829% 8/15/35 (f)	7,765,000	7,765,000
SLM Private Credit Student Loan Trust Series 2004-A Class C, 6.31% 6/15/33 (f)	8,751,000	8,847,256
SLM Student Loan Trust Series 2006-10 Class A2, 5.365% 10/25/17 (f)	36,660,000	36,671,610
Soundview Home Equity Loan Trust:
Series 2006-EQ2 Class M1, 5.55% 1/25/37 (f)	14,835,000	14,795,882
Series 2006-NLC1 Class M1, 5.57% 11/25/36 (b)(f)	7,085,000	7,079,686
Sovereign Dealer Floor Plan Master LLC Series 2006-1:
Class B, 5.5% 8/15/11 (b)(f)	10,755,000	10,752,741
Class C, 5.7% 8/15/11 (b)(f)	4,905,000	4,903,970
Specialty Underwriting & Residential Finance Trust:
Series 2003-BC3 Class M2, 6.92% 8/25/34 (f)	3,640,000	3,657,317
Series 2003-BC4 Class M1, 5.92% 11/25/34 (f)	1,810,000	1,815,290
Series 2006-BC5 Class M1, 5.56% 11/25/37 (f)	3,335,000	3,322,418
Series 2007-BC1 Class M1, 5.57% 1/25/38 (f)	10,850,000	10,823,436
Structured Asset Corp. Trust Series 2006-BC6:
Class A4, 5.49% 1/25/37 (f)	19,340,000	19,321,087
Class M1, 5.59% 1/25/37 (f)	18,820,000	18,773,626
Structured Asset Investment Loan Trust:
Series 2003-BC9 Class M1, 6.02% 8/25/33 (f)	9,005,000	9,014,218
Series 2004-8 Class M5, 6.47% 9/25/34 (f)	2,395,000	2,410,305
Series 2005-1 Class M4, 6.08% 2/25/35 (b)(f)	3,990,000	4,000,318
Structured Asset Securities Corp.:
Series 2004-GEL1 Class A, 5.68% 2/25/34 (f)	918,801	923,216
Series 2005-5N Class 3A1A, 5.62% 11/25/35 (f)	9,463,933	9,482,643
Series 2006-BC3:
Class M1, 5.57% 10/25/36 (f)	19,402,000	19,344,533
Class M7, 6.12% 10/25/36 (f)	10,000,000	8,449,120
Series 2006-OPT1:
Class M1, 5.62% 4/25/36 (f)	5,000,000	4,995,824
Class M2, 5.66% 4/25/36 (f)	4,000,000	4,022,462
Class M3, 5.72% 4/25/36 (f)	6,027,000	6,011,291
Series 2007-BC1 Class M1, 5.55% 2/25/37 (f)	52,512,000	52,444,974
Superior Wholesale Inventory Financing Trust:
Series 2004-A10:
Class A, 5.42% 9/15/11 (f)	33,435,000	33,392,421
Class B, 5.6% 9/15/11 (f)	27,050,000	27,095,422
Series 2007-AE1:
Class A, 5.42% 1/15/12 (f)	6,730,000	6,728,081
Asset-Backed Securities - continued
	Principal Amount	Value
Superior Wholesale Inventory Financing Trust: - continued
Series 2007-AE1:
Class B, 5.62% 1/15/12 (f)	$ 5,605,000	$ 5,603,404
Class C, 5.92% 1/15/12 (f)	6,965,000	6,964,927
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.77% 3/15/11 (b)(f)	42,165,000	42,367,080
Superior Wholesale Inventory Financing Trust XII Series 2005-A12:
Class A, 5.5% 6/15/10 (f)	18,990,000	19,037,145
Class B, 5.8% 6/15/10 (f)	8,785,000	8,797,012
Class C, 6.52% 6/15/10 (f)	20,700,000	20,869,593
Swift Master Auto Receivables Trust Series 2007-1 Class A, 5.42% 6/15/12 (f)	19,765,000	19,765,000
Terwin Mortgage Trust:
Series 2003-4HE Class A1, 5.75% 9/25/34 (f)	198,204	198,898
Series 2003-6HE Class A1, 5.79% 11/25/33 (f)	250,816	251,599
Series 2005-14HE Class AF1, 5.46% 8/25/36 (f)	966,387	966,438
Thornburg Mortgage Securities Trust Series 2006-6 Class A1, 5.43% 12/25/36 (f)	36,046,915	36,024,631
Triad Auto Receivables Owner Trust:
Series 2006-B Class A2, 5.36% 11/12/09	7,079,266	7,081,833
Series 2006-C Class A2, 5.4% 1/12/10	17,671,907	17,673,961
Turquoise Card Backed Securities PLC:
Series 2006-1A Class C, 5.65% 5/16/11 (b)(f)	17,300,000	17,293,917
Series 2006-2:
Class B, 5.47% 10/17/11 (f)	23,555,000	23,555,000
Class C, 5.67% 10/17/11 (f)	22,130,000	22,130,000
Series 2007-1 Class C, 5.69% 6/15/12 (f)	25,235,000	25,235,000
UPFC Auto Receivables Trust:
Series 2006-A Class A2, 5.46% 6/15/09	2,687,397	2,687,861
Series 2007-A Class A2, 5.46% 6/15/10	17,755,000	17,721,798
Wachovia Auto Loan Owner Trust Series 2006-1 Class A2, 5.28% 4/20/10 (b)	18,532,968	18,527,862
Wachovia Bank Commercial Mortgage Trust Series 2007-WHL8 Class LXR2, 6.399% 6/15/20 (f)	14,290,000	14,290,000
WaMu Asset Holdings Corp. Series 2006-8 Class N1, 6.048% 10/25/46 (b)	5,255,159	4,624,540
WaMu Asset-Backed Certificates:
Series 2006-HE3:
Class M4, 5.7% 10/25/36 (f)	3,542,000	3,525,467
Class M7, 6.12% 10/25/36 (f)	2,564,000	2,381,340
Series 2006-HE5 Class M1, 5.57% 10/25/36 (f)	16,630,000	16,590,693
Asset-Backed Securities - continued
	Principal Amount	Value
WaMu Master Note Trust:
Series 2006-A3A Class A3, 5.35% 9/16/13 (b)(f)	$ 34,760,000	$ 34,752,401
Series 2006-C2A Class C2, 5.82% 8/15/15 (b)(f)	48,150,000	48,578,825
Series 2006-C3A Class C3A, 5.7% 10/15/13 (b)(f)	33,700,000	33,699,720
Series 2007-C1 Class C1, 5.72% 5/15/14 (b)(f)	29,325,000	29,324,707
Wells Fargo Home Equity Trust Series 2004-3 Class A, 4.5% 11/27/34 (b)	44,512	7,809
WFS Financial Owner Trust Series 2005-1 Class C, 3.82% 8/17/12	1,077,816	1,064,894
Whinstone Capital Management Ltd. Series 1A Class B3, 6.255% 10/25/44 (b)(f)	27,331,734	27,329,001
TOTAL ASSET-BACKED SECURITIES (Cost $5,941,447,593)		5,904,380,629
Collateralized Mortgage Obligations - 17.6%

Private Sponsor - 14.0%
ACE Securities Corp. Home Equity Loan Trust floater Series 2007-WM1:
Class A2C, 5.49% 11/25/36 (f)	9,016,000	9,009,013
Class M1, 5.57% 11/25/36 (f)	8,781,000	8,512,125
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 5.51% 5/25/46 (f)	8,074,069	8,080,671
American Home Mortgage Investment Trust floater Series 2005-4 Class 1A1, 5.61% 3/25/35 (f)	8,988,412	9,007,317
Argent Securities, Inc. floater Series 2006-W5:
Class M1, 5.61% 6/25/36 (f)	3,000,000	2,991,094
Class M2, 5.63% 6/25/36 (f)	4,000,000	3,991,459
Class M3, 5.65% 6/25/36 (f)	2,000,000	1,989,454
Class M4, 5.69% 6/25/36 (f)	2,000,000	1,949,631
Arkle Master Issuer PLC floater:
Series 2006-1A:
Class 1C, 5.61% 2/17/52 (b)(f)	6,275,000	6,274,755
Class 3C, 5.75% 2/17/52 (b)(f)	4,605,000	4,604,820
Series 2006-2A:
Class 1B, 5.44% 2/17/52 (b)(f)	5,185,000	5,184,797
Class 1C, 5.6% 2/17/52 (b)(f)	6,225,000	6,224,757
Class 1M, 5.51% 2/17/52 (b)(f)	2,590,000	2,589,899
Class 2B, 5.48% 2/17/52 (b)(f)	16,205,000	16,204,366
Class 2C, 5.74% 2/17/52 (b)(f)	19,805,000	19,804,226
Class 2M, 5.56% 2/17/52 (b)(f)	11,020,000	11,019,569
Series 2007-1A Class 1C, 5.62% 2/17/52 (b)(f)	31,310,000	31,310,000
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Arran Residential Mortgages Funding No. 1 PLC floater Series 2006-1A Class DB, 5.785% 4/12/56 (b)(f)	$ 11,365,000	$ 11,366,279
Banc of America Mortgage Securities, Inc.:
Series 2003-K Class 1A1, 5.9895% 12/25/33 (f)	1,067,830	1,078,284
Series 2004-B Class 1A1, 6.1023% 3/25/34 (f)	1,397,788	1,392,246
Series 2004-C Class 1A1, 5.9239% 4/25/34 (f)	3,888,852	3,872,583
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0795% 8/25/35 (f)	11,425,159	11,428,738
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.6% 1/25/35 (f)	41,453,201	41,526,929
Series 2005-2 Class 1A1, 5.57% 3/25/35 (f)	6,207,630	6,214,336
Series 2005-5 Class 1A1, 5.54% 7/25/35 (f)	7,819,687	7,823,328
Countrywide Alternative Loan Trust:
floater Series 2006-OA16 Class A1A, 5.39% 9/25/46 (f)	8,878,283	8,879,119
planned amortization class Series 2003-5T2 Class A2, 5.72% 5/25/33 (f)	1,591,311	1,592,690
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.72% 1/25/34 (f)	996,000	998,902
Series 2004-2 Class 7A3, 5.72% 2/25/35 (f)	1,967,014	1,973,487
Series 2004-4 Class 5A2, 5.72% 3/25/35 (f)	717,548	719,781
Series 2005-1 Class 5A2, 5.65% 5/25/35 (f)	6,860,949	6,877,383
Series 2005-10:
Class 5A1, 5.58% 1/25/36 (f)	7,662,550	7,671,524
Class 5A2, 5.64% 1/25/36 (f)	3,448,147	3,454,320
Series 2005-2:
Class 6A2, 5.6% 6/25/35 (f)	2,065,639	2,067,750
Class 6M2, 5.8% 6/25/35 (f)	10,145,000	10,162,936
Series 2005-3 Class 8A2, 5.56% 7/25/35 (f)	6,740,085	6,754,530
Series 2005-4 Class 7A2, 5.55% 8/25/35 (f)	2,293,299	2,295,284
Series 2005-8 Class 7A2, 5.6% 11/25/35 (f)	4,778,658	4,792,588
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR2 Class 6A1, 5.72% 3/25/34 (f)	367,761	368,184
Series 2004-AR3 Class 6A2, 5.69% 4/25/34 (f)	813,857	814,137
Series 2004-AR4 Class 5A2, 5.69% 5/25/34 (f)	294,418	294,460
Series 2004-AR5 Class 11A2, 5.69% 6/25/34 (f)	676,859	677,402
Series 2004-AR6 Class 9A2, 5.69% 10/25/34 (f)	2,479,447	2,481,049
Series 2004-AR7 Class 6A2, 5.7% 8/25/34 (f)	1,129,343	1,132,813
Series 2004-AR8 Class 8A2, 5.7% 9/25/34 (f)	511,668	512,926
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
CWALT, Inc. floater Series 2005-56 Class 3A1, 5.61% 11/25/35 (f)	$ 2,796,946	$ 2,803,395
Deutsche Alt-A Securities Mortgage Loan Trust floater Series 2007-BAR1 Class A3, 5.48% 3/25/37 (f)	23,625,000	23,623,384
DSLA Mortgage Loan Trust Series 2006-AR2 Class 2AB1, 5.41% 9/19/36 (f)	11,246,898	11,251,117
DT Auto Owner Trust sequential payer Series 2007-A Class A2, 5.53% 8/15/10 (b)	27,280,000	27,280,000
First Franklin Mortgage Loan Trust floater Series 2006-FF13:
Class M7, 6.07% 10/25/36 (f)	11,342,000	9,182,736
Class M8, 6.27% 10/25/36 (f)	4,935,000	3,293,274
First Horizon Mortgage pass thru Trust floater Series 2004-FL1 Class 2A1, 5.6934% 12/25/34 (f)	532,405	532,173
Fosse Master Issuer PLC floater Series 2006-1A:
Class A1, 5.35% 10/18/31 (b)(f)	8,928,195	8,928,195
Class B1, 5.4488% 10/18/54 (b)(f)	8,520,000	8,520,000
Class B2, 5.5188% 10/18/54 (b)(f)	19,660,000	19,660,000
Class C2, 5.8288% 10/18/54 (b)(f)	6,590,000	6,590,000
Class M1, 5.5288% 10/18/54 (b)(f)	4,915,000	4,915,000
Class M2, 5.6088% 10/18/54 (b)(f)	11,300,000	11,300,000
Gracechurch Mortgage Financing PLC floater Series 2006-1:
Class A4, 5.41% 11/20/56 (b)(f)	53,320,000	53,293,340
Class D2, 5.83% 11/20/56 (b)(f)	19,270,000	19,269,037
Gracechurch Mortgage Funding PLC floater Series 1A:
Class A2B, 5.42% 10/11/41 (b)(f)	27,229,061	27,228,788
Class CB, 5.63% 10/11/41 (b)(f)	2,100,000	2,099,979
Class DB, 5.82% 10/11/41 (b)(f)	21,420,000	21,419,786
Granite Master Issuer PLC floater:
Series 2005-1:
Class A3, 5.44% 12/21/24 (f)	24,552,500	24,558,245
Class A4, 5.46% 12/20/54 (f)	68,495,000	68,563,221
Series 2005-2 Class C1, 5.86% 12/20/54 (f)	40,500,000	40,424,062
Series 2005-4:
Class A3, 5.43% 12/20/54 (f)	37,915,000	37,920,308
Class C1, 5.79% 12/20/54 (f)	6,180,820	6,180,820
Class M2, 5.64% 12/20/54 (f)	18,320,000	18,330,790
Series 2006-1A:
Class A5, 5.43% 12/20/54 (b)(f)	9,000,000	9,002,813
Class C2, 5.96% 12/20/54 (b)(f)	55,570,000	55,566,666
Series 2006-2 Class C1, 5.8281% 12/20/54 (f)	36,815,000	36,767,542
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Granite Master Issuer PLC floater: - continued
Series 2006-3 Class C2, 5.8581% 12/20/54 (f)	$ 11,600,000	$ 11,600,000
Series 2006-4:
Class B1, 5.45% 12/20/54 (f)	20,680,000	20,679,586
Class C1, 5.74% 12/20/54 (f)	12,645,000	12,644,621
Class M1, 5.53% 12/20/54 (f)	5,445,000	5,444,891
Series 2007-1:
Class 1C1, 5.66% 12/20/54 (f)	12,775,000	12,755,539
Class 1M1, 5.51% 12/20/54 (f)	8,310,000	8,307,403
Class 2B1, 5.48% 12/20/54 (f)	8,860,000	8,860,000
Class 2C1, 5.79% 12/20/54 (f)	5,830,000	5,823,396
Class 2M1, 5.61% 12/20/54 (f)	10,670,000	10,669,583
Series 2007-2 Class 2C1, 5.7657% 12/17/54 (f)	14,785,000	14,785,000
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.8081% 1/20/43 (f)	9,785,000	9,876,959
Series 2003-3 Class 1C, 6.8081% 1/20/44 (f)	4,590,000	4,641,518
Series 2004-3 Class 2A1, 5.5% 9/20/44 (f)	10,274,714	10,286,376
GSAMP Trust floater Series 2006-HE3 Class M2, 5.62% 5/25/36 (f)	10,800,000	10,787,850
Harborview Mortgage Loan Trust floater Series 2005-2 Class 2A1A, 5.54% 5/19/35 (f)	4,282,989	4,286,736
Holmes Financing No. 10 PLC floater Series 10A:
Class 1C, 5.6256% 7/15/40 (b)(f)	3,745,000	3,745,000
Class 2A, 5.3856% 7/15/40 (b)(f)	9,360,000	9,362,331
Class 2C, 5.7056% 7/15/40 (b)(f)	10,255,000	10,254,795
Holmes Financing No. 9 PLC floater Class 2A, 5.4156% 7/15/13 (f)	47,220,000	47,230,861
Home Equity Loan Trust floater Series 2007-FRE1 Class 2AV1, 5.42% 4/25/37 (f)	19,475,000	19,475,000
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.77% 10/25/34 (f)	1,429,034	1,434,523
HSI Asset Securitization Corp. Trust floater Series 2007-OPT1 Class M1, 5.55% 12/25/36 (f)	10,960,000	10,932,121
Impac CMB Trust floater:
Series 2004-11 Class 2A2, 5.69% 3/25/35 (f)	2,736,924	2,740,032
Series 2004-6 Class 1A2, 5.71% 10/25/34 (f)	973,818	974,365
Series 2005-1:
Class M1, 5.78% 4/25/35 (f)	1,816,231	1,817,871
Class M2, 5.82% 4/25/35 (f)	3,172,465	3,174,130
Class M3, 5.85% 4/25/35 (f)	517,709	517,825
Class M4, 6.07% 4/25/35 (f)	305,534	303,684
Class M5, 6.09% 4/25/35 (f)	305,534	302,876
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Impac CMB Trust floater: - continued
Series 2005-1:
Class M6, 6.14% 4/25/35 (f)	$ 488,851	$ 483,816
Series 2005-2 Class 1A2, 5.63% 4/25/35 (f)	8,937,288	8,943,959
Series 2005-3 Class A1, 5.56% 8/25/35 (f)	6,088,364	6,092,739
Series 2005-4 Class 1B1, 6.62% 5/25/35 (f)	2,023,403	1,981,038
Series 2005-6 Class 1M3, 5.93% 10/25/35 (f)	1,968,379	1,977,333
Series 2005-7:
Class M1, 5.8% 11/25/35 (f)	1,148,353	1,134,079
Class M2, 5.84% 11/25/35 (f)	862,078	862,846
Class M3, 5.94% 11/25/35 (f)	4,303,883	4,186,805
Class M4, 5.98% 11/25/35 (f)	2,061,830	1,995,854
JPMorgan Mortgage Trust Series 2005-A8 Class 2A3, 4.9508% 11/25/35 (f)	2,155,000	2,103,850
Kildare Securities Ltd. floater Series 2007-1 Class A2, 5.42% 12/10/43 (b)(f)	14,660,000	14,680,064
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.71% 9/26/45 (b)(f)	6,026,877	6,046,434
Lehman XS Trust floater:
Series 2006-12N Class A1A1, 5.4% 8/25/46 (f)	15,014,685	15,017,437
Series 2006-GP1 Class A1, 5.41% 5/25/46 (f)	9,340,855	9,336,963
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.59% 3/25/35 (f)	1,261,710	1,264,743
MASTR Asset Backed Securities Trust floater Series 2007-HE1 Class M1, 5.62% 5/25/37 (f)	4,860,000	4,860,000
Merrill Lynch Floating Trust floater Series 2006-1:
Class B, 5.49% 6/15/22 (b)(f)	1,350,000	1,351,362
Class C, 5.51% 6/15/22 (b)(f)	8,760,000	8,761,063
Class D, 5.52% 6/15/22 (b)(f)	3,370,000	3,371,733
Class E, 5.53% 6/15/22 (b)(f)	5,390,000	5,397,931
Class F, 5.56% 6/15/22 (b)(f)	9,720,000	9,726,957
Class G, 5.63% 6/15/22 (b)(f)	2,020,000	2,020,955
Class H, 5.65% 6/15/22 (b)(f)	4,045,000	4,045,763
Class J, 5.69% 6/15/22 (b)(f)	4,720,000	4,725,092
Class TM, 5.82% 6/15/22 (b)(f)	46,210,000	46,270,073
Merrill Lynch Mortgage Investors Trust floater Series 2006-MLN1 Class M4, 5.68% 7/25/37 (f)	9,575,000	9,528,892
Merrill Lynch Mortgage Investors, Inc. floater:
Series 2003-A Class 2A1, 5.71% 3/25/28 (f)	2,294,891	2,303,431
Series 2003-B Class A1, 5.66% 4/25/28 (f)	2,530,927	2,539,908
Series 2003-D Class A, 5.63% 8/25/28 (f)	2,298,064	2,301,256
Series 2003-E Class A2, 5.7181% 10/25/28 (f)	4,098,532	4,103,322
Series 2003-F Class A2, 5.6538% 10/25/28 (f)	3,329,629	3,334,739
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Merrill Lynch Mortgage Investors, Inc. floater: - continued
Series 2004-A Class A2, 5.5638% 4/25/29 (f)	$ 3,337,866	$ 3,336,037
Series 2004-B Class A2, 5.65% 6/25/29 (f)	3,637,784	3,639,315
Series 2004-C Class A2, 5.68% 7/25/29 (f)	3,121,254	3,124,528
Series 2004-D Class A2, 5.6738% 9/25/29 (f)	2,721,963	2,724,567
Series 2004-E:
Class A2B, 5.6738% 11/25/29 (f)	5,758,540	5,770,021
Class A2D, 5.8638% 11/25/29 (f)	521,985	524,026
Series 2004-G Class A2, 5.67% 11/25/29 (f)	2,921,881	2,922,671
Series 2005-A Class A2, 5.6381% 2/25/30 (f)	3,424,809	3,432,143
Series 2005-B Class A2, 5.61% 7/25/30 (f)	7,966,708	7,970,269
Morgan Stanley ABS Capital I floater Series 2007-NC2 Class M1, 5.69% 2/25/37 (f)	7,645,000	7,679,805
MortgageIT Trust floater:
Series 2004-2:
Class A1, 5.69% 12/25/34 (f)	2,980,524	2,995,821
Class A2, 5.77% 12/25/34 (f)	4,032,158	4,060,330
Series 2005-2 Class 1A1, 5.58% 5/25/35 (f)	2,999,900	2,998,079
Nomura Home Equity Loan, Inc. floater Series 2006-FM2:
Class M1, 5.61% 7/25/36 (f)	21,055,000	21,036,524
Class M7, 6.12% 7/25/36 (f)	5,710,000	4,958,204
Opteum Mortgage Acceptance Corp. floater:
Series 2005-3 Class APT, 5.61% 7/25/35 (f)	30,520,068	30,599,688
Series 2005-5 Class 1A1B, 5.52% 12/25/35 (f)	7,595,000	7,594,560
Option One Mortgage Loan Trust floater Series 2007-CP1 Class M1, 5.62% 3/25/37 (f)	16,810,000	16,874,870
Permanent Financing No. 3 PLC floater Series 2006-3 Class 3A, 5.54% 9/10/33 (f)	48,844,000	48,914,091
Permanent Financing No. 5 PLC floater:
Series 2:
Class A, 5.47% 6/10/11 (f)	5,926,250	5,927,139
Class C, 6.01% 6/10/42 (f)	4,215,000	4,212,366
Series 3 Class C, 6.16% 6/10/42 (f)	10,700,000	10,700,000
Permanent Financing No. 6 PLC floater Series 6 Class 2C, 5.81% 6/10/42 (f)	5,350,000	5,351,605
Permanent Financing No. 7 PLC floater Series 7 Class 2C, 5.69% 6/10/42 (f)	17,090,000	17,079,473
Permanent Financing No. 8 PLC floater:
Series 3C, 5.88% 6/10/42 (f)	14,115,000	14,122,297
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Permanent Financing No. 8 PLC floater: - continued
Series 8:
Class 2A, 5.43% 6/10/14 (f)	$ 50,005,000	$ 50,017,801
Class 2C, 5.76% 6/10/42 (f)	25,555,000	25,535,962
Permanent Financing No. 9 PLC floater:
Series 2006-9A Class 3A, 5.46% 6/10/33 (b)(f)	42,330,000	42,423,761
Series 9A:
Class 2C, 5.74% 6/10/42 (b)(f)	5,665,000	5,664,773
Class 3C, 5.86% 6/10/42 (b)(f)	4,880,000	4,879,795
Permanent Master Issuer PLC floater:
Series 2006-1:
Class 1C, 5.5556% 7/17/42 (f)	6,835,000	6,936,809
Class 2C, 5.7556% 7/17/42 (f)	25,200,000	25,199,015
Series 2007-1 Class 4A, 5.4356% 10/15/33 (f)	58,330,000	58,328,833
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B:
Class B4, 7.07% 7/10/35 (b)(f)	11,580,877	11,754,590
Class B5, 7.67% 7/10/35 (b)(f)	10,932,348	10,949,430
Series 2003-CB1 Class B3, 6.77% 6/10/35 (b)(f)	10,389,365	10,519,232
Series 2004-A:
Class B4, 6.52% 2/10/36 (b)(f)	5,699,048	5,773,593
Class B5, 7.02% 2/10/36 (b)(f)	3,799,365	3,844,770
Series 2004-B:
Class B4, 6.42% 2/10/36 (b)(f)	2,472,948	2,506,951
Class B5, 6.87% 2/10/36 (b)(f)	1,807,154	1,829,744
Class B6, 7.32% 2/10/36 (b)(f)	570,680	577,814
Series 2004-C:
Class B4, 6.27% 9/10/36 (b)(f)	3,168,375	3,200,059
Class B5, 6.67% 9/10/36 (b)(f)	3,552,420	3,587,944
Class B6, 7.07% 9/10/36 (b)(f)	672,079	675,440
Residential Accredit Loans, Inc. floater Series 2006-QO7 Class 3A1, 5.42% 9/25/46 (f)	21,693,388	21,673,050
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,488,480	2,501,965
Series 2005-AR5 Class 1A1, 4.8139% 9/19/35 (f)	3,145,388	3,154,929
Residential Funding Securities Corp. floater Series 2003-RP2 Class A1, 5.77% 6/25/33 (b)(f)	4,124,783	4,148,468
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 5.42% 2/25/36 (b)(f)	4,647,482	4,647,471
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (f)	5,352,563	5,353,157
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
Sequoia Mortgage Trust floater: - continued
Series 2004-1 Class A, 5.6906% 2/20/34 (f)	$ 1,576,958	$ 1,577,129
Series 2004-10 Class A4, 5.7006% 11/20/34 (f)	2,570,169	2,575,753
Series 2004-12 Class 1A2, 5.69% 1/20/35 (f)	7,910,713	7,926,242
Series 2004-3 Class A, 5.5706% 5/20/34 (f)	2,435,897	2,436,020
Series 2004-4 Class A, 5.6206% 5/20/34 (f)	8,719,176	8,719,869
Series 2004-5 Class A3, 5.6409% 6/20/34 (f)	3,489,656	3,489,945
Series 2004-6:
Class A3A, 5.6675% 6/20/35 (f)	2,774,993	2,777,614
Class A3B, 5.81% 7/20/34 (f)	227,210	227,369
Series 2004-7:
Class A3A, 5.71% 8/20/34 (f)	3,030,061	3,036,001
Class A3B, 5.935% 7/20/34 (f)	373,342	375,097
Series 2004-8 Class A2, 5.755% 9/20/34 (f)	6,629,921	6,647,485
Series 2005-1 Class A2, 5.6406% 2/20/35 (f)	4,278,774	4,284,564
Series 2005-2 Class A2, 5.6406% 3/20/35 (f)	7,344,092	7,357,674
Series 2005-3 Class A1, 5.52% 5/20/35 (f)	2,699,291	2,701,472
Soundview Home Equity Loan Trust floater Series 2006-EQ1:
Class M2, 5.64% 9/25/36 (f)	6,015,000	6,012,791
Class M4, 5.69% 9/25/36 (f)	9,030,000	8,990,321
Class M7, 6.12% 9/25/36 (f)	3,090,000	2,842,467
Structured Adjustable Rate Mortgage Loan Trust floater Series 2001-14 Class A1, 5.63% 7/25/35 (f)	17,626,692	17,666,340
Structured Asset Securities Corp. floater:
Series 2004-NP1 Class A, 5.72% 9/25/33 (b)(f)	928,880	929,539
Series 2006-BC5 Class M1, 5.56% 12/25/36 (f)	30,560,000	30,466,459
Series 2007-GEL1 Class A2, 5.51% 1/25/37 (b)(f)	9,000,000	8,910,000
Series 2007-MLN1 Class M1, 5.67% 1/25/37 (b)(f)	6,730,000	6,718,431
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 5.34% 9/25/36 (f)	21,260,000	21,240,658
Thornburg Mortgage Securities Trust floater:
Series 2004-3 Class A, 5.69% 9/25/34 (f)	11,141,028	11,150,133
Series 2005-3:
Class A2, 5.56% 10/25/35 (f)	9,274,511	9,282,219
Class A4, 5.59% 10/25/35 (f)	52,756,902	52,722,921
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1709% 10/20/35 (f)	1,720,000	1,701,392
WaMu Mortgage pass-thru certificates floater:
Series 2005-AR6 Class 2A-1A, 5.55% 4/25/45 (f)	2,204,149	2,207,119
Series 2006-AR11 Class C1B1, 5.4% 9/25/46 (f)	10,524,558	10,530,261
Series 2006-AR5 Class A1B1, 5.4% 6/25/46 (f)	3,641,804	3,642,079
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
WaMu Mortgage pass-thru certificates floater: - continued
Series 2006-AR7 Class C1B1, 5.38% 7/25/46 (f)	$ 4,902,777	$ 4,903,275
WaMu Mortgage Securities Corp. floater Series 2006-AR4 Class 1AC1, 5.42% 5/25/46 (f)	365,356	365,377
Wells Fargo Mortgage Backed Securities Trust:
Series 2004-M Class A3, 4.6652% 8/25/34 (f)	1,653,741	1,647,826
Series 2005-AR12 Class 2A1, 4.319% 7/25/35 (f)	12,920,295	12,821,184
TOTAL PRIVATE SPONSOR		2,134,058,732
U.S. Government Agency - 3.6%
Fannie Mae:
floater:
Series 2000-38 Class F, 5.82% 11/18/30 (f)	588,281	593,247
Series 2000-40 Class FA, 5.82% 7/25/30 (f)	1,348,498	1,360,030
Series 2002-89 Class F, 5.62% 1/25/33 (f)	1,983,006	1,994,164
planned amortization class Series 2003-24 Class PB, 4.5% 12/25/12 (e)	4,921,278	4,899,136
target amortization class Series G94-2 Class D, 6.45% 1/25/24	2,464,309	2,507,183
Fannie Mae Grantor Trust floater Series 2005-90 Class FG, 5.57% 10/25/35 (f)	42,183,186	42,156,084
Fannie Mae subordinate REMIC pass-thru certificates floater:
Series 2001-34 Class FR, 5.72% 8/18/31 (f)	1,505,655	1,514,780
Series 2001-38 Class QF, 6.3% 8/25/31 (f)	5,682,253	5,819,176
Series 2001-44 Class FB, 5.62% 9/25/31 (f)	1,278,837	1,285,000
Series 2001-46 Class F, 5.72% 9/18/31 (f)	3,683,052	3,706,656
Series 2002-11 Class QF, 5.82% 3/25/32 (f)	2,670,113	2,700,570
Series 2002-17 Class JF, 6.32% 4/25/32 (f)	5,972,213	6,149,108
Series 2002-36 Class FT, 5.82% 6/25/32 (f)	896,151	903,453
Series 2002-64 Class FE, 5.67% 10/18/32 (f)	1,194,594	1,201,370
Series 2002-65 Class FA, 5.62% 10/25/17 (f)	469,639	470,367
Series 2002-74 Class FV, 5.77% 11/25/32 (f)	4,962,854	4,999,662
Series 2002-77 Class FY, 5.72% 12/25/17 (f)	16,685,119	16,808,509
Series 2003-11:
Class DF, 5.77% 2/25/33 (f)	1,747,831	1,761,595
Class EF, 5.77% 2/25/33 (f)	900,186	907,159
Series 2003-119 Class FK, 5.82% 5/25/18 (f)	2,500,000	2,542,588
Series 2003-131 Class FM, 5.72% 12/25/29 (f)	2,123,365	2,133,863
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates floater: - continued
Series 2003-63 Class F1, 5.62% 11/25/27 (f)	$ 3,442,357	$ 3,458,792
Series 2005-45 Class XA, 5.66% 6/25/35 (f)	57,874,362	57,817,118
Series 2005-72 Class FG, 5.57% 5/25/35 (f)	43,822,994	43,802,717
Freddie Mac floater:
Series 2344 Class FP, 6.27% 8/15/31 (f)	4,227,451	4,328,244
Series 2510 Class FE, 5.72% 10/15/32 (f)	3,855,522	3,880,401
Series 3028 Class FM, 5.57% 9/15/35 (f)	22,542,515	22,513,588
Series 3033 Class TF, 0% 9/15/35 (f)	590,122	550,278
Freddie Mac Manufactured Housing participation certificates guaranteed floater Series 2338 Class FJ, 5.52% 7/15/31 (f)	3,236,319	3,246,016
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2395 Class FA, 5.92% 6/15/29 (f)	732,908	744,892
Series 2406:
Class FP, 6.3% 1/15/32 (f)	21,517,845	22,050,689
Class PF, 6.3% 12/15/31 (f)	20,698,319	21,209,897
Series 2410 Class PF, 6.3% 2/15/32 (f)	20,175,806	20,675,157
Series 2412 Class GF, 6.27% 2/15/32 (f)	3,418,825	3,500,330
Series 2453 Class NF, 5.72% 2/15/17 (f)	14,058,475	14,146,049
Series 2474 Class FJ, 5.67% 7/15/17 (f)	2,646,934	2,663,509
Series 2526 Class FC, 5.72% 11/15/32 (f)	1,451,179	1,460,934
Series 2538 Class FB, 5.72% 12/15/32 (f)	4,331,373	4,369,199
Series 2551 Class FH, 5.77% 1/15/33 (f)	1,667,108	1,679,764
Series 2553 Class FB, 5.82% 3/15/29 (f)	17,321,654	17,426,286
Series 2554 Class FJ, 5.77% 3/15/28 (f)	7,340,181	7,397,074
Series 2577 Class FW, 5.82% 1/15/30 (f)	11,707,155	11,789,742
Series 2650 Class FV, 5.72% 12/15/32 (f)	19,691,303	19,829,073
Series 2732 Class JF, 5.82% 11/15/33 (f)	3,876,987	3,897,380
Series 2861:
Class GF, 5.62% 1/15/21 (f)	2,786,802	2,794,036
Class JF, 5.62% 4/15/17 (f)	4,753,433	4,777,151
Series 2994 Class FB, 5.47% 6/15/20 (f)	3,933,043	3,932,983
Series 3066 Class HF, 0% 1/15/34 (f)	303,582	322,243
Series 3071 Class TF, 5.62% 4/15/35 (f)	45,882,369	45,871,022
Series 3094 Class UF, 0% 9/15/34 (f)	996,623	990,100
planned amortization class:
Series 2136 Class PE, 6% 1/15/28	3,045,271	3,047,302
Series 2776 Class UJ, 4.5% 5/15/20 (g)	1,653,948	16,540
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 3013 Class AF, 5.57% 5/15/35 (f)	$ 70,100,641	$ 70,053,862
Ginnie Mae guaranteed REMIC pass-thru securities floater:
Series 2001-46 Class FB, 5.67% 5/16/23 (f)	1,753,193	1,762,315
Series 2001-50 Class FV, 5.52% 9/16/27 (f)	5,590,673	5,606,892
Series 2002-24 Class FX, 5.87% 4/16/32 (f)	1,489,825	1,508,036
Series 2002-31 Class FW, 5.72% 6/16/31 (f)	2,026,417	2,044,237
TOTAL U.S. GOVERNMENT AGENCY		541,577,548
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,680,565,302)		2,675,636,280
Commercial Mortgage Securities - 9.8%

Banc of America Large Loan, Inc. floater:
Series 2003-BBA2 Class K, 7.92% 11/15/15 (b)(f)	1,085,092	1,094,010
Series 2005-BBA6 Class G, 5.74% 1/15/19 (b)(f)	641,436	641,525
Series 2005-MIB1:
Class B, 5.58% 3/15/22 (b)(f)	6,455,500	6,461,953
Class C, 5.63% 3/15/22 (b)(f)	4,095,000	4,100,498
Class D, 5.68% 3/15/22 (b)(f)	4,145,000	4,157,818
Class E, 5.72% 3/15/22 (b)(f)	3,205,000	3,212,918
Class F, 5.79% 3/15/22 (b)(f)	4,035,000	4,046,296
Class G, 5.85% 3/15/22 (b)(f)	2,615,000	2,622,749
Series 2006-BIX1:
Class A1, 5.39% 10/15/19 (b)(f)	8,716,955	8,721,314
Class A2, 5.43% 10/15/19 (b)(f)	2,500,000	2,501,931
Class B, 5.46% 10/15/19 (b)(f)	2,445,000	2,446,888
Class C, 5.5% 10/15/19 (b)(f)	5,500,000	5,504,856
Class D, 5.53% 10/15/19 (b)(f)	6,720,000	6,726,678
Class E, 5.56% 10/15/19 (b)(f)	6,490,000	6,492,846
Class F, 5.63% 10/15/19 (b)(f)	10,705,000	10,707,911
Class G, 5.65% 10/15/19 (b)(f)	7,300,000	7,300,770
Class JCA, 5.92% 10/15/19 (b)(f)	2,664,294	2,649,582
Class JCP, 5.82% 10/15/19 (b)(f)	1,568,112	1,562,904
Class KCA, 5.97% 10/15/19 (b)(f)	1,825,363	1,820,312
Class KCP, 5.87% 10/15/19 (b)(f)	2,281,583	2,277,785
Class LCA, 6.07% 10/15/19 (b)(f)	2,124,100	2,118,225
Class LCP, 5.97% 10/15/19 (b)(f)	8,440,770	8,417,411
Commercial Mortgage Securities - continued
	Principal Amount	Value
Banc of America Large Loan, Inc. floater: - continued
Series 2006-LAQ:
Class H, 6% 2/9/21 (f)	$ 3,495,000	$ 3,506,975
Class J, 6.09% 2/9/21 (f)	2,525,000	2,523,124
Class K, 6.32% 2/9/21 (f)	6,990,000	6,972,903
Bayview Commercial Asset Trust floater:
Series 2003-2:
Class A, 5.9% 12/25/33 (b)(f)	6,850,294	6,855,509
Class M1, 6.17% 12/25/33 (b)(f)	1,114,775	1,115,801
Series 2004-1:
Class A, 5.68% 4/25/34 (b)(f)	14,925,291	14,934,620
Class B, 7.22% 4/25/34 (b)(f)	1,643,151	1,648,286
Class M1, 5.88% 4/25/34 (b)(f)	1,369,293	1,371,218
Class M2, 6.52% 4/25/34 (b)(f)	1,232,364	1,236,792
Series 2004-2:
Class A, 5.75% 8/25/34 (b)(f)	15,480,645	15,509,671
Class M1, 5.9% 8/25/34 (b)(f)	2,791,821	2,798,800
Series 2004-3:
Class A1, 5.69% 1/25/35 (b)(f)	24,059,442	24,100,795
Class A2, 5.74% 1/25/35 (b)(f)	3,403,217	3,409,067
Class M1, 5.82% 1/25/35 (b)(f)	4,071,127	4,080,669
Class M2, 6.32% 1/25/35 (b)(f)	2,632,458	2,646,443
Series 2005-2A:
Class A1, 5.63% 8/25/35 (b)(f)	15,063,711	15,114,981
Class M1, 5.75% 8/25/35 (b)(f)	1,030,946	1,022,869
Class M2, 5.8% 8/25/35 (b)(f)	1,697,096	1,702,267
Class M3, 5.82% 8/25/35 (b)(f)	939,747	925,755
Class M4, 5.93% 8/25/35 (b)(f)	864,409	852,439
Series 2005-3A:
Class A1, 5.64% 11/25/35 (b)(f)	7,535,792	7,564,564
Class A2, 5.72% 11/25/35 (b)(f)	5,162,282	5,180,350
Class M1, 5.76% 11/25/35 (b)(f)	732,816	730,112
Class M2, 5.81% 11/25/35 (b)(f)	1,030,014	1,025,378
Class M3, 5.83% 11/25/35 (b)(f)	920,091	907,755
Class M4, 5.92% 11/25/35 (b)(f)	1,148,079	1,124,243
Series 2005-4A:
Class A2, 5.71% 1/25/36 (b)(f)	17,847,208	17,891,826
Class B1, 6.72% 1/25/36 (b)(f)	1,445,970	1,462,238
Class M1, 5.77% 1/25/36 (b)(f)	5,718,038	5,739,480
Class M2, 5.79% 1/25/36 (b)(f)	1,732,739	1,739,236
Class M3, 5.82% 1/25/36 (b)(f)	2,483,881	2,493,195
Class M4, 5.93% 1/25/36 (b)(f)	1,299,554	1,303,615
Class M5, 5.97% 1/25/36 (b)(f)	1,299,554	1,300,569
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2005-4A:
Class M6, 6.02% 1/25/36 (b)(f)	$ 1,386,191	$ 1,382,292
Series 2006-1:
Class A2, 5.68% 4/25/36 (b)(f)	2,845,076	2,850,690
Class M1, 5.7% 4/25/36 (b)(f)	869,329	860,416
Class M2, 5.72% 4/25/36 (b)(f)	918,503	906,256
Class M3, 5.74% 4/25/36 (b)(f)	790,299	772,175
Class M4, 5.84% 4/25/36 (b)(f)	447,836	437,987
Class M5, 5.88% 4/25/36 (b)(f)	434,664	430,657
Class M6, 5.96% 4/25/36 (b)(f)	957,140	940,539
Series 2006-2A:
Class A1, 5.55% 7/25/36 (b)(f)	25,598,713	25,598,695
Class A2, 5.6% 7/25/36 (b)(f)	2,131,767	2,133,381
Class B1, 6.19% 7/25/36 (b)(f)	766,035	736,977
Class B3, 8.02% 7/25/36 (b)(f)	1,278,185	1,156,282
Class M1, 5.63% 7/25/36 (b)(f)	2,236,823	2,213,030
Class M2, 5.65% 7/25/36 (b)(f)	1,575,844	1,554,047
Class M3, 5.67% 7/25/36 (b)(f)	1,234,411	1,205,054
Class M4, 5.74% 7/25/36 (b)(f)	831,696	808,987
Class M5, 5.79% 7/25/36 (b)(f)	1,024,299	1,017,682
Class M6, 5.86% 7/25/36 (b)(f)	1,619,618	1,513,420
Series 2006-3A:
Class A1, 5.57% 10/25/36 (b)(f)	14,215,539	14,215,539
Class B1, 6.12% 10/25/36 (b)(f)	1,383,897	1,370,707
Class B2, 6.67% 10/25/36 (b)(f)	903,769	895,438
Class B3, 7.92% 10/25/36 (b)(f)	1,619,253	1,554,711
Class M4, 5.75% 10/25/36 (b)(f)	1,383,897	1,379,140
Class M5, 5.8% 10/25/36 (b)(f)	1,757,643	1,745,834
Class M6, 5.88% 10/25/36 (b)(f)	3,436,206	3,397,012
Series 2006-4A:
Class A1, 5.55% 12/25/36 (b)(f)	14,360,301	14,354,603
Class A2, 5.59% 12/25/36 (b)(f)	32,027,938	32,015,239
Class B1, 6.02% 12/25/36 (b)(f)	1,054,926	1,004,866
Class B2, 6.57% 12/25/36 (b)(f)	988,399	904,836
Class B3, 7.77% 12/25/36 (b)(f)	1,829,489	1,748,715
Class M1, 5.61% 12/25/36 (b)(f)	2,314,185	2,308,806
Class M2, 5.63% 12/25/36 (b)(f)	1,468,343	1,447,847
Class M3, 5.66% 12/25/36 (b)(f)	1,487,351	1,458,867
Class M4, 5.72% 12/25/36 (b)(f)	1,781,970	1,740,021
Class M5, 5.76% 12/25/36 (b)(f)	1,634,660	1,627,852
Class M6, 5.84% 12/25/36 (b)(f)	1,468,343	1,462,707
Series 2007-1:
Class A2, 5.59% 3/25/37 (b)(f)	5,688,249	5,680,250
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bayview Commercial Asset Trust floater: - continued
Series 2007-1:
Class B1, 5.99% 3/25/37 (b)(f)	$ 1,815,604	$ 1,788,086
Class B2, 6.47% 3/25/37 (b)(f)	1,313,416	1,289,815
Class B3, 8.67% 3/25/37 (b)(f)	3,751,926	3,652,852
Class M1, 5.59% 3/25/37 (b)(f)	1,530,709	1,527,121
Class M2, 5.61% 3/25/37 (b)(f)	1,149,239	1,146,545
Class M3, 5.64% 3/27/37 (b)(f)	1,018,863	1,016,475
Class M4, 5.69% 3/25/37 (b)(f)	767,769	763,090
Class M5, 5.74% 3/25/37 (b)(f)	1,274,786	1,262,835
Class M6, 5.82% 3/25/37 (b)(f)	1,786,632	1,761,786
Series 2007-2A:
Class A1, 5.59% 7/25/37 (b)(f)	4,865,259	4,869,061
Class A2, 5.64% 7/25/37 (b)(f)	4,555,879	4,559,438
Class B1, 6.92% 7/25/37 (b)(f)	1,347,303	1,364,144
Class B2, 7.57% 7/25/37 (b)(f)	1,167,662	1,185,177
Class B3, 8.67% 7/25/37 (b)(f)	1,312,373	1,305,811
Class M1, 5.69% 7/25/37 (b)(f)	1,531,933	1,534,805
Class M2, 5.73% 7/25/37 (b)(f)	778,441	780,631
Class M3, 5.81% 7/25/37 (b)(f)	788,422	791,378
Class M4, 5.97% 7/25/37 (b)(f)	1,676,643	1,683,979
Class M5, 6.07% 7/25/37 (b)(f)	1,482,033	1,488,517
Class M6, 6.32% 7/25/37 (b)(f)	1,881,234	1,890,640
Series 2007-3:
Class A2, 5.61% 7/25/37 (b)(f)	9,246,213	9,246,213
Class B1, 6.27% 7/25/37 (b)(f)	1,411,029	1,411,029
Class B2, 6.92% 7/25/37 (b)(f)	3,676,624	3,676,624
Class B3, 9.32% 7/25/37 (b)(f)	1,878,059	1,878,059
Class M1, 5.63% 7/25/37 (b)(f)	1,217,261	1,217,261
Class M2, 5.66% 7/25/37 (b)(f)	1,301,724	1,301,724
Class M3, 5.69% 7/25/37 (b)(f)	2,131,448	2,131,448
Class M4, 5.82% 7/25/37 (b)(f)	3,348,709	3,348,709
Class M5, 5.92% 7/25/37 (b)(f)	1,679,323	1,679,323
Class M6, 6.12% 7/25/37 (b)(f)	1,276,882	1,276,882
Bear Stearns Commercial Mortgage Securities, Inc. floater Series 2006-BBA7:
Class G, 5.76% 3/15/19 (b)(f)	5,540,000	5,543,600
Class H, 5.97% 3/15/19 (b)(f)	3,727,000	3,702,532
Class J, 6.17% 3/15/19 (b)(f)	2,800,000	2,777,087
Class X1A, 1.8147% 3/15/19 (b)(f)(g)	275,764,500	1,852,807
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8:
Class D, 5.57% 3/15/22 (b)(f)	2,770,000	2,770,000
Class E, 5.62% 3/15/22 (b)(f)	14,385,000	14,385,000
Commercial Mortgage Securities - continued
	Principal Amount	Value
Bear Stearns Commercial Mortgage Securities Trust floater Series 2007-BBA8: - continued
Class F, 5.67% 5/15/22 (b)(f)	$ 8,820,000	$ 8,820,000
Class G, 5.72% 3/15/22 (b)(f)	2,268,750	2,268,750
Class H, 5.87% 3/15/22 (b)(f)	2,770,000	2,770,000
Class J, 6.02% 3/15/22 (b)(f)	2,770,000	2,770,000
Class MS-6, 6.22% 3/15/22 (b)(f)	5,510,000	5,510,000
Class MS5, 5.97% 3/15/22 (b)(f)	9,920,000	9,920,000
Class X-1M, 1.12% 3/15/22 (b)(g)	372,069,844	4,360,212
Citigroup Commercial Mortgage Trust:
floater Series 2006-FL2:
Class A1, 5.39% 11/15/36 (b)(f)	4,488,453	4,491,114
Class A2, 5.43% 11/15/36 (b)(f)	14,180,000	14,191,109
Class B, 5.46% 11/15/36 (b)(f)	3,055,000	3,057,698
Class C, 5.49% 11/15/36 (b)(f)	3,055,000	3,057,698
Class CNP-1, 6.12% 8/16/21 (b)(f)	3,235,000	3,235,000
Class D, 5.53% 11/15/36 (b)(f)	2,445,000	2,447,565
Class E, 5.56% 11/15/36 (b)(f)	1,835,000	1,835,825
Class F, 5.63% 8/16/21 (b)(f)	3,055,000	3,055,864
Class G, 5.65% 11/15/36 (b)(f)	3,055,000	3,055,366
Class H, 5.69% 11/15/36 (b)(f)	2,445,000	2,446,614
Series 2007-FL3A Class A2, 5.46% 4/15/22 (b)(f)	15,118,000	15,118,000
COMM floater Series 2002-FL7 Class D, 5.89% 11/15/14 (b)(f)	1,658,286	1,660,133
Commercial Mortgage pass-thru certificates floater:
Series 2005-F10A:
Class B, 5.55% 4/15/17 (b)(f)	21,395,000	21,406,348
Class C, 5.59% 4/15/17 (b)(f)	7,621,000	7,625,760
Class D, 5.63% 4/15/17 (b)(f)	6,190,000	6,191,918
Class E, 5.69% 4/15/17 (b)(f)	1,821,000	1,821,449
Class F, 5.73% 4/15/17 (b)(f)	1,035,000	1,035,192
Class G, 5.87% 4/15/17 (b)(f)	1,035,000	1,035,214
Class H, 5.94% 4/15/17 (b)(f)	1,035,000	1,035,835
Class J, 6.17% 4/15/17 (b)(f)	855,000	856,202
Series 2005-FL11:
Class B, 5.57% 11/15/17 (b)(f)	21,579,482	21,593,931
Class C, 5.62% 11/15/17 (b)(f)	15,327,794	15,339,463
Class D, 5.66% 11/15/17 (b)(f)	825,241	825,895
Class E, 5.71% 11/15/17 (b)(f)	3,126,619	3,129,285
Class F, 5.77% 11/15/17 (b)(f)	2,839,915	2,840,945
Class G, 5.82% 11/15/17 (b)(f)	1,844,201	1,846,451
Series 2006-CN2A:
Class A2FL, 5.54% 2/5/19 (b)(f)	5,000,000	5,019,847
Commercial Mortgage Securities - continued
	Principal Amount	Value
Commercial Mortgage pass-thru certificates floater: - continued
Series 2006-CN2A:
Class AJFL, 5.58% 2/5/19 (f)	$ 8,865,000	$ 8,911,947
Series 2006-FL12:
Class AJ, 5.45% 12/15/20 (b)(f)	33,605,000	33,632,835
Class CA1, 5.87% 12/15/20 (b)(f)	1,378,421	1,378,421
Class CA2, 5.92% 12/15/20 (b)(f)	2,146,995	2,146,324
Class CA3, 5.97% 12/15/20 (b)(f)	2,447,741	2,446,976
Class CA4, 6.07% 12/15/20 (b)(f)	2,702,540	2,701,696
Class CN1, 5.82% 12/15/20 (b)(f)	5,226,966	5,225,333
Class CN2, 5.87% 12/15/20 (b)(f)	2,814,799	2,813,920
Class CN3, 5.97% 12/15/20 (b)(f)	2,713,234	2,712,386
Series 2007-FL14:
Class F, 5.82% 6/15/22 (b)(f)	24,842,805	24,842,805
Class G, 5.87% 6/15/22 (b)(f)	3,773,148	3,773,148
Class H, 6.02% 6/15/22 (b)(f)	3,773,148	3,773,148
Class MLK1, 6.12% 6/15/22 (b)(f)	10,315,000	10,315,000
Class MLK2, 6.32% 6/15/22 (b)(f)	5,730,000	5,730,000
Class MLK3, 6.52% 6/15/22 (b)(f)	6,880,000	6,880,000
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2005-TF3A Class A2, 5.6% 11/15/20 (f)	16,532,696	16,536,169
Series 2006-TF2A:
Class A2, 6.82% 7/15/19 (b)(f)	14,157,731	14,122,336
Class SHDC, 6.32% 7/15/19 (b)(f)	6,764,900	6,713,133
Series 2006-TFL2:
Class A2, 5.49% 10/15/21 (b)(f)	54,990,000	55,034,360
Class SHDD, 6.67% 7/15/19 (b)(f)	3,805,256	3,797,528
Credit Suisse Mortgage Capital Certificates floater:
Series 200-TFL1 Class B, 5.47% 2/15/22 (b)(f)	11,225,000	11,225,000
Series 2007-TFL1:
Class C:
5.49% 2/15/22 (b)(f)	12,085,000	12,085,000
5.59% 2/15/22 (b)(f)	4,315,000	4,315,000
Class F, 5.64% 2/15/22 (b)(f)	8,630,000	8,630,000
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class AFL, 5.49% 11/15/36 (b)(f)	8,960,000	8,945,803
CSMC Commercial Mortgage Trust floater Series 2006-TFLA:
Class D, 5.6% 4/15/21 (b)(f)	2,700,000	2,701,265
Class E, 5.65% 4/15/21 (b)(f)	2,700,000	2,701,265
Class G, 5.74% 4/15/21 (b)(f)	2,700,000	2,699,349
Commercial Mortgage Securities - continued
	Principal Amount	Value
CSMC Commercial Mortgage Trust floater Series 2006-TFLA: - continued
Class H, 6.05% 4/15/21 (b)(f)	$ 2,700,000	$ 2,701,686
Class J, 6.12% 4/15/21 (b)(f)	1,800,000	1,798,575
Class K, 6.52% 4/15/21 (b)(f)	8,995,000	8,961,105
Greenwich Capital Commercial Funding Corp. floater:
Series 2005-FL3A:
Class H-AON:
6.32% 10/5/20 (b)(f)	1,495,000	1,495,000
6.57% 10/5/20 (b)(f)	1,775,000	1,775,000
Class M-AON, 6.82% 10/5/20 (b)(f)	1,770,000	1,770,000
Class N-AON, 7.17% 10/5/20 (b)(f)	4,545,144	4,545,144
Series 2006-FL4:
Class A2, 5.51% 11/5/21 (b)(f)	30,649,000	30,674,126
Class B, 5.51% 11/5/21 (b)(f)	11,265,000	11,277,398
GS Mortgage Securities Corp. II floater:
Series 2006-FL8A:
Class A2, 5.46% 6/6/20 (b)(f)	22,040,000	22,050,780
Class C, 5.56% 6/6/20 (b)(f)	1,310,000	1,310,799
Class D, 5.6% 6/6/20 (b)(f)	3,595,000	3,597,269
Class E, 5.69% 6/6/20 (b)(f)	7,163,000	7,173,690
Class F, 5.76% 6/6/20 (b)(f)	5,168,000	5,180,309
Series 2007-EOP:
Class C, 5.64% 3/1/20 (b)(f)	8,685,000	8,685,000
Class D, 5.69% 3/1/20 (b)(f)	2,595,000	2,595,000
Class E, 5.76% 3/1/20 (b)(f)	4,340,000	4,340,000
Class F, 5.8% 3/1/20 (b)(f)	2,175,000	2,175,000
Class G, 5.84% 3/1/20 (b)(f)	1,080,000	1,080,000
Class H, 5.97% 3/1/20 (b)(f)	1,755,000	1,755,000
Class J:
6.17% 3/1/20 (b)(f)	2,520,000	2,520,788
6.37% 3/1/20 (b)(f)	1,755,000	1,755,000
Hilton Hotel Pool Trust floater Series 2000-HLTA:
Class A2, 5.72% 10/3/15 (b)(f)	32,100,000	32,381,661
Class B, 5.82% 10/3/15 (b)(f)	4,375,000	4,414,654
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2:
Class A2, 5.45% 11/15/18 (b)(f)	25,413,000	25,438,316
Class B, 5.49% 11/15/18 (b)(f)	6,859,142	6,866,304
Class C, 5.53% 11/15/18 (b)(f)	4,872,276	4,878,000
Class D, 5.55% 11/15/18 (b)(f)	1,711,881	1,712,769
Class E, 5.6% 11/15/18 (b)(f)	2,571,694	2,572,573
Class F, 5.65% 11/15/18 (b)(f)	3,857,541	3,858,209
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Securities Trust floater Series 2006-FLA2: - continued
Class G, 5.68% 11/15/18 (b)(f)	$ 3,354,047	$ 3,357,416
Class H, 5.82% 11/15/18 (b)(f)	2,571,694	2,576,398
LB-UBS Commercial Mortgage Trust sequential payer Series 2003-C3 Class A2, 3.086% 5/15/27	14,650,000	14,368,764
Lehman Brothers Floating Rate Commercial Mortgage Trust floater:
Series 2003-LLFA:
Class J, 7.37% 12/16/14 (b)(f)	1,480,000	1,480,946
Class K1, 7.87% 12/16/14 (b)(f)	4,805,000	4,808,541
Series 2006-LLFA:
Class D, 5.55% 9/15/21 (b)(f)	3,203,103	3,203,080
Class E, 5.61% 9/15/21 (b)(f)	11,553,714	11,553,628
Class F, 5.66% 9/15/21 (b)(f)	7,570,970	7,570,913
Class FRT1, 6.27% 9/15/21 (b)(f)	164,031	163,980
Class FRT2, 6.37% 9/15/21 (b)(f)	135,912	135,869
Class FRT3, 6.52% 9/15/21 (b)(f)	351,964	351,854
Class G, 5.68% 9/15/21 (b)(f)	14,883,625	14,883,512
Class H, 5.72% 9/15/21 (b)(f)	4,006,227	4,005,774
ML-CFC Commercial Mortgage Trust floater Series 2006-4 Class A2FL, 5.44% 12/12/49 (f)	19,160,000	19,212,154
Morgan Stanley Capital I Trust:
floater:
Series 2007-XLCA Class B, 5.82% 7/17/17 (b)(f)	14,755,000	14,744,049
Series 2007-XLFA:
Class A2, 5.42% 10/15/20 (b)(f)	20,205,000	20,204,899
Class B, 5.45% 10/15/20 (b)(f)	7,215,000	7,215,000
Class C, 5.48% 10/15/20 (b)(f)	5,410,000	5,410,000
Class D, 5.51% 10/15/20 (b)(f)	4,325,000	4,325,000
Class E, 5.57% 10/15/20 (b)(f)	5,410,000	5,410,000
Class F, 5.62% 10/15/20 (b)(f)	3,250,000	3,250,000
Class G, 5.66% 10/15/20 (b)(f)	4,013,000	4,013,000
Class H, 5.75% 10/15/20 (b)(f)	2,525,000	2,525,000
Class J, 6.32% 10/15/20 (b)(f)	2,885,000	2,885,000
Class MHRO, 6.01% 10/15/20 (b)(f)	890,014	890,014
Class MJPM, 6.32% 10/15/20 (b)(f)	316,629	316,629
Class MSTR, 6.02% 10/15/20 (b)(f)	500,000	500,000
Class NHRO, 6.21% 10/15/20 (b)(f)	1,378,380	1,378,380
Class NSTR, 6.17% 10/15/20 (b)(f)	465,000	465,000
Series 2007-XLC1:
Class C, 5.92% 7/17/17 (b)(f)	20,140,000	20,121,906
Class D, 6.02% 7/17/07 (b)(f)	9,476,000	9,466,376
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class E, 6.12% 7/17/17 (b)(f)	$ 7,701,000	$ 7,691,975
Morgan Stanley Capital I, Inc. floater:
Series 2005-XLF:
Class B, 5.53% 8/15/19 (b)(f)	6,705,000	6,705,280
Class C, 5.56% 8/15/19 (b)(f)	525,000	525,038
Class D, 5.58% 8/15/19 (b)(f)	1,915,000	1,915,114
Class E, 5.6% 8/15/19 (b)(f)	1,745,000	1,745,472
Class F, 5.64% 8/15/19 (b)(f)	1,220,000	1,220,915
Class G, 5.69% 8/15/19 (b)(f)	870,000	870,434
Class H, 5.71% 8/15/19 (b)(f)	695,000	695,303
Class J, 5.78% 8/15/19 (b)(f)	525,000	525,377
Series 2006-XLF:
Class C, 6.52% 7/15/19 (b)(f)	5,095,000	5,094,963
Class D, 5.57% 7/15/19 (b)(f)	14,105,000	14,109,217
Class E, 5.61% 7/15/19 (b)(f)	25,995,000	26,007,220
Class F, 5.64% 7/15/19 (b)(f)	4,796,000	4,798,254
Class G, 5.68% 7/15/19 (b)(f)	5,085,000	5,087,691
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.8% 3/24/18 (b)(f)	3,889,568	3,899,292
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-WL5A Class K, 6.52% 1/15/18 (b)(f)	8,777,000	8,775,490
Series 2005-WL6A Class D, 5.75% 10/15/17 (b)(f)	2,286,224	2,286,092
Series 2006-WL7A:
Class E, 5.6% 9/15/21 (b)(f)	9,585,000	9,582,824
Class F, 5.66% 8/11/18 (b)(f)	11,680,000	11,678,643
Class G, 5.68% 8/11/18 (b)(f)	11,065,000	11,061,262
Class J, 5.92% 8/11/18 (b)(f)	2,460,000	2,457,932
Class X1A, 0.5889% 9/15/21 (b)(f)(g)	861,424,421	1,855,078
Series 2007-WHL8:
Class AP1, 6.301% 6/15/20 (f)	1,360,000	1,360,000
Class AP2, 6.301% 6/15/20 (f)	2,360,000	2,360,000
Class F, 5.72% 6/15/20 (f)	20,430,000	20,430,000
Class LXR1, 6.399% 6/15/20 (f)	5,610,000	5,610,000
Series 2005-WL6A Class X1A, 0.754% 10/15/17 (b)(g)	54,632,399	437
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,501,463,145)		1,500,017,136
Commercial Paper - 0.2%
	Principal Amount	Value
Sprint Nextel Corp. 5.6066% 11/9/07 (f) (Cost $28,000,000)	$ 28,000,000	$ 28,003,248
Interfund Loans - 0.1%

With Fidelity VIP High Income Portfolio at 5.46%, due 7/2/07 (a)	5,732,000	5,732,000
With Fidelity Information Technology Central Fund at 5.46%, due 7/2/07 (a)	5,288,000	5,288,000
TOTAL INTERFUND LOANS (Cost $11,020,000)		11,020,000
Cash Equivalents - 18.9%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
4.32%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Treasury Obligations) #	$ 21,539,748	21,532,000
5.36%, dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	700,730,567	700,418,000
With:
Banc of America Securities LLC at 5.42%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $612,000,000, 3.25%- 9.88%, 8/15/07 - 12/15/66)	600,271,000	600,000,000
Barclays Capital, Inc. at 5.42%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $612,000,000, 5.61% - 5.72%, 10/30/17 - 8/7/37)	600,270,750	600,000,000
Citigroup Global Markets, Inc. at 5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $612,000,000, 0%- 8.75%, 1/25/08 - 5/10/47)	600,271,250	600,000,000
Cash Equivalents - continued
	Maturity Amount	Value
With: - continued
Credit Suisse First Boston, Inc. at 5.43%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $165,904,524, 3.79%- 5.5%, 5/15/16 - 10/15/48)	$ 158,071,495	$ 158,000,000
Merrill Lynch, Pierce, Fenner & Smith at 5.42%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $210,003,601, 5.09%- 5.96%, 12/25/34 - 7/25/46)	200,090,250	200,000,000
TOTAL CASH EQUIVALENTS (Cost $2,879,950,000)		2,879,950,000
TOTAL INVESTMENT PORTFOLIO - 101.1% (Cost $15,452,394,291)		15,408,584,487
NET OTHER ASSETS - (1.1)%		(171,505,335)
NET ASSETS - 100%		$ 15,237,079,152
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Eurodollar Contracts
24 Eurodollar 90 Day Index Contracts	Sept. 2007	$ 23,680,200	$ 53,004
20 Eurodollar 90 Day Index Contracts	Dec. 2007	19,735,750	41,870
20 Eurodollar 90 Day Index Contracts	March 2008	19,739,500	37,120
13 Eurodollar 90 Day Index Contracts	June 2008	12,831,813	27,036
12 Eurodollar 90 Day Index Contracts	Sept. 2008	11,844,450	24,552
5 Eurodollar 90 Day Index Contracts	Dec. 2008	4,934,750	8,105
3 Eurodollar 90 Day Index Contracts	March 2009	2,960,550	5,038
TOTAL EURODOLLAR CONTRACTS			$ 196,725
Swap Agreements
	Expiration Date	Notional Amount	Value
Credit Default Swaps

Receive monthly notional amount multiplied by 1.32% and pay Goldman Sachs upon default event of Securitized Asset Backed Receivables LLC Trust, par value of the notional amount of Securitized Asset Backed Receivables LLC Trust Series 2006-OP1 Class B2, 6.72% 10/25/35

	Nov. 2035	$ 7,900,000	$ (1,775,360)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon default event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006-HE5 Class B3, 7.32% 8/25/37	Sept. 2037	20,000,000	(8,594,722)
Receive monthly notional amount multiplied by 3.05% and pay Morgan Stanley, Inc. upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.22% 4/25/36	May 2036	5,300,000	(2,648,925)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	3,000,000	(759,697)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities Series 2005-HE2 Class M3, 6.175% 2/25/35	March 2035	6,900,000	(164,367)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon default event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2005-B Class M7, 6.055% 4/25/35	May 2035	6,900,000	(269,771)
Receive monthly notional amount multiplied by .52% and pay Bank of America upon default event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R8 Class M6, 6.835% 9/25/34	Oct. 2034	9,900,000	(194,167)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35

	Feb. 2035	$ 3,000,000	$ (108,405)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,000,000	(104,900)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon default event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36	July 2036	5,500,000	(1,655,057)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon default event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	4,100,000	(2,190,058)
Receive monthly notional amount multiplied by 3% and pay JPMorgan Chase, Inc. upon default event of GSAMP Trust, par value of the notional amount of GSAMP Trust Series 2006-NC2 Class M9, 7.3744% 6/25/36	July 2036	7,900,000	(4,993,465)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon default event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	20,000,000	(6,141,500)
Receive monthly notional amount multiplied by 3.66% and pay Deutsche Bank upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	7,900,000	(2,021,840)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.22% 7/25/36

	August 2036	$ 20,000,000	$ (9,679,378)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon default event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-8 Class M9, 7.12% 9/25/36	Oct. 2036	20,000,000	(13,500,000)
Receive monthly notional amount multiplied by 3.83% and pay Morgan Stanley, Inc. upon default event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 7.2% 5/25/35	June 2035	2,700,000	(684,890)
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	13,540,000	(11,300)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon default event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,650,000	9,846
TOTAL CREDIT DEFAULT SWAPS		178,190,000	(55,487,956)
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	May 2008	$ 65,225,000	$ 1,633
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	Dec. 2007	35,500,000	(3,401)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	April 2008	86,000,000	9,081
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor plus 25 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS AAA 8.5+ Index adjusted by a modified duration factor with Lehman Brothers, Inc.	March 2008	30,000,000	7,022
Swap Agreements - continued
	Expiration Date	Notional Amount	Value
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration plus 10 basis points factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	July 2007	$ 35,000,000	$ (534)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 10 basis points with Lehman Brothers, Inc.	Sept. 2007	110,000,000	(45,701)
Receive monthly a return equal to Lehman Brothers U.S. ABS AA Floating Home Equities Index and pay monthly a floating rate based on 1-month LIBOR minus 15 basis points with Lehman Brothers, Inc.	Oct. 2007	105,000,000	(39,394)
TOTAL TOTAL RETURN SWAPS		466,725,000	(71,294)
		$ 644,915,000	$ (55,559,250)
Legend
(a) Loan is with an affiliated fund.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,367,818,660 or 22.1% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $549,657.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $37,206,558.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$21,532,000 due 7/02/07 at 4.32%
Banc of America Securities LLC	$ 4,057,781
Bear Stearns & Co., Inc.	9,465,202
Lehman Brothers, Inc.	8,009,017
$ 21,532,000
$700,418,000 due 7/02/07 at 5.36%
ABN AMRO Bank N.V., New York Branch	$ 42,883,057
BNP Paribas Securities Corp.	27,873,987
Banc of America Securities LLC	211,170,436
Bank of America, NA	85,766,114
Barclays Capital, Inc.	83,865,422
Bear Stearns & Co., Inc.	105,915,461
UBS Securities LLC	142,943,523
$ 700,418,000
Income Tax Information

At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $15,451,139,204. Net unrealized depreciation aggregated $42,554,717, of which $10,080,242 related to appreciated investment securities and $52,634,959 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Money Market
Central Fund

June 30, 2007

1.818373.102

CFM-QTLY-0807

Investments June 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Certificates of Deposit - 23.4%
Due Date	Yield (a)	Principal Amount	Value
Domestic Certificates Of Deposit - 0.2%
Countrywide Bank, Alexandria Virginia
7/16/07	5.35% (c)	$ 800,000	$ 799,990
Huntington National Bank, Columbus
10/29/07	5.35	500,000	500,000
			1,299,990
London Branch, Eurodollar, Foreign Banks - 7.3%
Barclays Bank PLC
3/4/08	5.35	6,000,000	6,000,000
Bayerische Hypo-und Vereinsbank AG
11/5/07	5.35	4,000,000	4,000,000
Credit Industriel et Commercial
7/25/07 to 11/19/07	5.33 to 5.36	19,000,000	18,999,990
HBOS Treasury Services PLC
2/11/08	5.30	3,000,000	3,000,000
ING Bank NV
12/6/07	5.36	5,000,000	5,000,000
Landesbank Hessen-Thuringen
7/23/07	5.36	5,000,000	5,000,000
Societe Generale
10/2/07 to 1/3/08	5.30 to 5.32	5,000,000	5,000,000
			46,999,990
New York Branch, Yankee Dollar, Foreign Banks - 15.9%
Bank Tokyo-Mitsubishi UFJ Ltd.
8/8/07	5.36	4,000,000	4,000,000
Barclays Bank PLC
4/16/08 to 5/22/08	5.31 to 5.36	16,000,000	16,000,000
BNP Paribas SA
10/2/07	5.30	4,000,000	4,000,000
Credit Suisse First Boston
7/23/07 to 9/17/07	5.33 to 5.34 (c)	23,000,000	23,000,000
Deutsche Bank AG
9/4/07 to 4/18/08	5.31 to 5.42 (c)	17,000,000	17,000,000
HBOS Treasury Services PLC
2/11/08	5.30	3,000,000	3,000,000
Natexis Banques Populaires NY CD
1/7/08 to 6/17/08	5.36 to 5.40	10,000,000	10,000,000
Certificates of Deposit - continued
Due Date	Yield (a)	Principal Amount	Value
New York Branch, Yankee Dollar, Foreign Banks - continued
Societe Generale
1/16/08 to 4/2/08	5.36 to 5.40%	$ 10,000,000	$ 10,000,000
UniCredito Italiano SpA, New York
7/30/07	5.32 (c)	15,000,000	14,998,789
			101,998,789
TOTAL CERTIFICATES OF DEPOSIT			150,298,769
Commercial Paper - 14.5%

Apache Corp.
7/16/07	5.37 (b)	1,000,000	997,771
Aquifer Funding LLC
7/5/07 to 7/6/07	5.33	7,000,000	6,995,135
AstraZeneca PLC
9/10/07 to 9/28/07	5.35 to 5.36	9,000,000	8,891,723
Bavaria TRR Corp.
7/2/07	5.36	1,000,000	999,852
Brahms Funding Corp.
7/24/07 to 8/23/07	5.34 to 5.41	5,000,000	4,968,447
Citigroup Funding, Inc.
7/25/07	5.35	1,000,000	996,450
DaimlerChrysler NA Holding Corp.
7/3/07 to 7/12/07	5.41	2,000,000	1,998,064
Davis Square Funding V Corp.
8/10/07	5.36	1,000,000	994,089
Devon Energy Corp.
7/20/07 to 8/16/07	5.37 to 5.44	3,750,000	3,733,398
Dominion Resources, Inc.
7/2/07 to 7/3/07	5.40 to 5.42	1,250,000	1,249,662
Duke Energy Corp.
7/20/07 to 9/27/07	5.40 to 5.44	3,000,000	2,981,250
Fortune Brands, Inc.
7/12/07 to 8/16/07	5.38	2,750,000	2,737,142
Grampian Funding LLC
7/9/07	5.34	10,000,000	9,988,400
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Hypo Real Estate Bank International AG
7/10/07	5.37%	$ 1,000,000	$ 998,675
ITT Corp.
8/9/07	5.39	500,000	497,118
Kellogg Co.
7/27/07 to 8/9/07	5.37 to 5.38	2,000,000	1,990,369
Kestrel Funding (US) LLC
10/29/07	5.32 (b)	6,000,000	5,896,400
Kraft Foods, Inc.
7/3/07 to 8/10/07	5.34 to 5.42	5,750,000	5,730,484
Liberty Harbour II CDO Ltd.
7/16/07 to 7/26/07	5.36 to 5.37 (b)	1,500,000	1,495,917
Michigan Gen. Oblig.
10/4/07	5.41	1,600,000	1,600,000
Monsanto Co.
8/27/07	5.38	2,200,000	2,181,469
Monument Gardens Funding
8/28/07	5.35	1,000,000	991,461
National Grid USA
7/20/07 to 9/28/07	5.38 to 5.40	1,000,000	992,010
Nelnet Student Loan Funding LLC
7/19/07 to 8/21/07	5.36 to 5.37	1,500,000	1,491,128
Nightingale Finance LLC
8/24/07	5.35 (b)	1,000,000	992,058
Nissan Motor Acceptance Corp.
9/10/07	5.40	500,000	494,744
Pacific Gas & Electric Co.
7/31/07 to 8/6/07	5.39 to 5.40 (b)	500,000	497,541
Rockies Express Pipeline LLC
7/2/07 to 9/27/07	5.43 to 5.50 (b)	3,750,000	3,730,301
SABMiller PLC
7/3/07	5.41	109,000	108,967
Stratford Receivables Co. LLC
7/11/07 to 8/10/07	5.34 to 5.38	5,500,000	5,478,843
Textron Financial Corp.
7/2/07 to 7/6/07	5.34 to 5.52	1,637,000	1,635,948
Commercial Paper - continued
Due Date	Yield (a)	Principal Amount	Value
Textron, Inc.
7/9/07	5.35%	$ 500,000	$ 499,409
Time Warner Cable, Inc.
7/23/07 to 9/24/07	5.40 to 5.45	4,000,000	3,959,895
Time Warner, Inc.
8/14/07 to 9/26/07	5.43 to 5.44 (b)	1,300,000	1,288,292
Wisconsin Energy Corp.
7/20/07 to 9/21/07	5.37 to 5.42	1,250,000	1,238,154
Xcel Energy, Inc.
10/10/07	5.49	1,000,000	985,018
XTO Energy, Inc.
7/9/07	5.40	250,000	249,704
Zenith Funding Corp.
9/5/07	5.34 (b)	1,000,000	990,338
TOTAL COMMERCIAL PAPER			93,545,626
Master Notes - 4.4%

Asset Funding Co. III LLC
7/5/07	5.38 to 5.39 (c)(g)	10,000,000	10,000,000
Bear Stearns & Co., Inc.
12/26/07	5.38 (c)	4,000,000	4,000,000
Countrywide Commercial Real Estate Finance, Inc.
7/2/07	5.53 (c)	8,000,000	8,000,000
Lehman Brothers Holdings, Inc.
7/11/07 to 10/29/07	5.43 to 5.53 (c)(g)	3,000,000	3,000,000
Lehman Commercial Paper, Inc.
7/2/07	5.53 (c)(g)	3,000,000	3,000,000
TOTAL MASTER NOTES			28,000,000
Medium-Term Notes - 35.0%
Due Date	Yield (a)	Principal Amount	Value
AIG Matched Funding Corp.
8/15/07	5.35% (c)	$ 8,000,000	$ 8,000,000
9/17/07 to 11/15/07	5.35 to 5.37 (b)(c)	9,000,000	9,000,000
Allstate Life Global Funding II
7/27/07	5.35 (b)(c)	1,000,000	1,000,000
ASIF Global Financing XXX
7/23/07	5.34 (b)(c)	9,000,000	9,000,000
Bank of New York Co., Inc.
7/27/07	5.38 (b)(c)	5,000,000	5,000,000
Bayerische Landesbank Girozentrale
7/16/07 to 8/20/07	5.37 to 5.40 (c)	10,000,000	10,000,000
BMW U.S. Capital LLC
7/16/07	5.34 (c)	1,000,000	1,000,000
Caixa Catalunya
9/7/07	5.37 (c)	3,000,000	3,000,000
Caja de Ahorros Pens Barcelona
10/23/07	5.36 (b)(c)	5,000,000	5,000,000
Caja Madrid SA
7/19/07	5.36 (c)	3,000,000	3,000,000
Calyon New York Branch
7/30/07	5.28 (c)	5,000,000	4,998,264
Compagnie Financiere du Credit Mutuel
9/10/07	5.35 (c)	2,000,000	2,000,000
Countrywide Bank, Alexandria Virginia
7/16/07 to 7/23/07	5.33 (c)	2,000,000	1,999,964
Cullinan Finance Corp.
8/24/07 to 4/15/08	5.32 to 5.36 (b)(c)	8,000,000	7,999,849
Cullinan Finance Ltd./Corp.
5/27/08 to 6/12/08	5.35 to 5.40 (b)	7,000,000	7,000,000
General Electric Capital Corp.
7/9/07	5.36 (c)	13,000,000	13,000,000
Genworth Life Insurance Co.
7/2/07	5.40 (c)(g)	5,000,000	5,000,000
Harrier Finance Funding LLC
7/11/07	5.30 (b)(c)	1,000,000	999,838
HBOS Treasury Services PLC
9/24/07	5.43 (c)	5,000,000	5,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
HSBC Finance Corp.
7/24/07	5.37% (c)	$ 3,000,000	$ 3,000,000
HSH Nordbank AG
7/23/07	5.33 to 5.38 (b)(c)	8,000,000	7,999,996
ING USA Annuity & Life Insurance Co.
9/24/07	5.45 (c)(g)	2,000,000	2,000,000
K2 (USA) LLC
9/10/07	5.32 (b)(c)	2,000,000	1,999,962
Merrill Lynch & Co., Inc.
7/11/07 to 7/16/07	5.33 to 5.57 (c)	11,000,000	11,000,440
Metropolitan Life Global Funding I
7/6/07	5.35 (b)(c)	2,626,000	2,626,000
Morgan Stanley
7/2/07 to 9/7/07	5.38 to 5.44 (c)	10,997,000	10,997,983
Nightingale Finance Ltd./LLC
3/18/08	5.45 (b)	1,000,000	999,930
Nordea Bank AB
7/2/07	5.26 (c)	5,000,000	4,999,995
Pacific Life Global Funding
7/5/07	5.39 (b)(c)	2,000,000	2,000,548
RACERS
7/23/07	5.37 (b)(c)	10,000,000	10,000,000
Security Life of Denver Insurance Co.
8/28/07	5.45 (c)(g)	1,000,000	1,000,000
Sigma Finance, Inc.
7/13/07 to 9/28/07	5.32 to 5.33 (b)(c)	12,000,000	11,999,317
Skandinaviska Enskilda Banken AB
7/6/07 to 9/10/07	5.27 to 5.34 (c)	11,000,000	10,999,973
UniCredito Italiano Bank (Ireland) PLC
7/16/07	5.33 to 5.34 (b)(c)	6,500,000	6,499,997
UniCredito Italiano SpA, New York
8/20/07	5.33 (c)	6,000,000	5,999,540
Verizon Communications, Inc.
9/17/07	5.36 (c)	4,000,000	4,000,000
Washington Mutual Bank
8/24/07	5.34 (b)(c)	8,000,000	8,000,000
Wells Fargo & Co.
7/16/07	5.33 (c)	10,000,000	10,000,000
Medium-Term Notes - continued
Due Date	Yield (a)	Principal Amount	Value
WestLB AG
7/10/07 to 9/28/07	5.38 to 5.41% (b)(c)	$ 7,000,000	$ 7,000,000
TOTAL MEDIUM-TERM NOTES			225,121,596
Short-Term Notes - 0.8%

New York Life Insurance Co.
6/30/07	5.43 (c)(g)	5,000,000	5,000,000
Asset-Backed Securities - 2.2%

Aardvark ABS CDO
7/6/07	5.40 (b)(c)	3,000,000	3,000,000
Le Monde CDO I PLC / LLC
7/5/07	5.35 (b)(c)	3,000,000	2,999,700
Master Funding Trust I
7/25/07 to 7/26/07	5.35 (c)	3,000,000	3,000,000
7/25/07	5.35 (b)(c)	1,000,000	1,000,000
PASA Funding 2007 Ltd.
7/9/07	5.33 (b)(c)	4,000,000	4,000,000
TOTAL ASSET-BACKED SECURITIES			13,999,700
Municipal Securities - 2.0%

Connecticut Hsg. Fin. Auth. Series F2, VRDN
7/6/07	5.32 (c)	7,495,000	7,495,000
Gainesville & Hall County Hosp. Auth. Rev., VRDN
7/6/07	3.74 (c)	1,000,000	1,000,000
Massachusetts Bay Trans. Auth. Sales Tax Rev. Participating VRDN Series PT 2459
7/6/07	3.76 (c)(e)	1,960,000	1,960,013
New York City Hsg. Dev. Corp. Multi-family Mortgage Rev. Series A, VRDN
7/6/07	3.77 (c)(d)	1,500,000	1,500,000
Pennsylvania Gen. Oblig. Participating VRDN Series EC 1142
7/6/07	3.81 (c)(e)	765,000	765,000
TOTAL MUNICIPAL SECURITIES			12,720,013
Repurchase Agreements - 18.4%
	Maturity Amount		Value
In a joint trading account at 5.4% dated 6/29/07 due 7/2/07 (Collateralized by U.S. Government Obligations) #	$ 158,071		$ 158,000
With:
Banc of America Securities LLC at 5.44%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $31,620,000, 3.95% - 5.25%, 8/15/08 - 9/15/15)	31,014,053		31,000,000
Citigroup Global Markets, Inc. at 5.44%, dated 6/29/07 due 7/2/07 (Collateralized by Mortgage Loan Obligations valued at $31,500,000, 5.75%, 3/25/37)	30,013,588		30,000,000
Deutsche Bank Securities, Inc. at 5.36%, dated:
4/19/07 due 7/19/07 (Collateralized by Mortgage Loan Obligations valued at $1,050,001, 5.5%, 11/25/35)	1,013,549		1,000,000
4/30/07 due 7/30/07 (Collateralized by Corporate Obligations valued at $2,100,000, 3.25%, 4/1/12)	2,027,098		2,000,000
5/2/07 due 8/7/07 (Collateralized by Corporate Obligations valued at $2,040,000, 4.8%, 8/10/10)	2,028,884		2,000,000
5/14/07 due 8/13/07 (Collateralized by Mortgage Loan Obligations valued at $3,150,000, 6%, 5/25/37)	3,040,647		3,000,000
5/15/07 due 8/14/07 (Collateralized by Corporate Obligations valued at $3,060,001, 6.25%, 3/15/09)	3,040,647		3,000,000
6/11/07 due 7/11/07 (Collateralized by Corporate Obligations valued at $2,040,000, 4.8%, 8/10/10)	2,008,933		2,000,000
Goldman Sachs & Co. at:
5.47%, dated 5/25/07 due 8/29/07 (Collateralized by Corporate Obligations valued at $2,040,001, 5.51%, 6/2/42) (c)(f)	2,029,173		2,000,000
5.48%, dated 5/24/07 due 8/31/07 (Collateralized by Corporate Obligations valued at $6,300,000, 4.75%, 12/1/09) (c)(f)	6,090,420		6,000,000
J.P. Morgan Securities, Inc. at 5.48%, dated 6/29/07 due 8/8/07 (Collateralized by Corporate Obligations valued at $5,254,338, 6.75% - 8.75%, 12/29/10 - 5/1/13) (c)(f)	5,030,444		5,000,000
Lehman Brothers, Inc. at:
5.32%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $2,102,074, 6.5%, 2/25/47)	2,026,896		2,000,000
5.36%, dated 4/30/07 due 7/30/07 (Collateralized by Mortgage Loan Obligations valued at $1,054,416, 6% - 6.3%, 6/25/35 - 9/25/36)	1,013,549		1,000,000
5.41%, dated 3/15/07 due 9/13/07 (Collateralized by Corporate Obligations valued at $2,044,618, 5.25%, 1/15/14) (c)(f)	2,054,701		2,000,000
Repurchase Agreements - continued
	Maturity Amount		Value
With: - continued
Merrill Lynch, Pierce, Fenner & Smith at:
5.48%, dated 6/29/07 due 7/2/07 (Collateralized by Corporate Obligations valued at $16,800,070, 4.61% - 5.88%, 9/26/12 - 6/8/14)	$ 16,007,300		$ 16,000,000
5.49%, dated 4/17/07 due 7/17/07 (Collateralized by Corporate Obligations valued at $4,212,165, 3.5% - 5.75%, 4/15/08 - 8/15/16) (c)(f)	4,055,510		4,000,000
Morgan Stanley & Co. at:
5.36%, dated 6/29/07 due 8/8/07 (Collateralized by Corporate Obligations valued at $6,063,116, 6.72% - 7.81%, 5/18/15 - 4/15/21)	5,029,778		5,000,000
5.45%, dated 6/29/07 due 7/2/07 (Collateralized by Commercial Paper Obligations valued at $1,092,288, 0%, 8/16/07)	1,000,454		1,000,000
TOTAL REPURCHASE AGREEMENTS		118,158,000
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $646,843,704)		646,843,704
NET OTHER ASSETS - (0.7)%			(4,181,513)
NET ASSETS - 100%		$ 642,662,191
Security Type Abbreviation
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating rate securities, the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $131,013,755 or 20.4% of net assets.

(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end. Due dates for these security types are the next interest rate reset date or, when applicable, the final maturity date.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.
(f) The maturity amount is based on the rate at period end.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $29,000,000 or 4.5% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Cost
Asset Funding Co. III LLC: 5.38%, 7/5/07	11/7/06	$ 5,000,000
5.39%, 7/5/07	8/29/06	$ 5,000,000
Genworth Life Insurance Co. 5.40%, 7/2/07	7/31/06	$ 5,000,000
ING USA Annuity & Life Insurance Co. 5.45%, 9/24/07	6/23/05	$ 2,000,000
Lehman Brothers Holdings, Inc.: 5.43%, 7/11/07	1/10/07	$ 2,000,000
5.53%, 10/29/07	12/11/06	$ 1,000,000
Lehman Commercial Paper, Inc. 5.53%, 7/2/07	3/29/07	$ 3,000,000
New York Life Insurance Co. 5.43%, 6/30/07	2/28/02	$ 5,000,000
Security Life of Denver Insurance Co. 5.45%, 8/28/07	8/26/05	$ 1,000,000
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$158,000 due 7/02/07 at 5.40%
ABN AMRO Bank N.V., New York Branch	$ 24,452
Bank of America, NA	36,679
Barclays Capital, Inc.	18,680
Bear Stearns & Co., Inc.	3,609
Citigroup Global Markets, Inc.	36,679
Countrywide Securities Corp.	19,562
Greenwich Capital Markets, Inc.	6,113
HSBC Securities (USA), Inc.	12,226
$ 158,000
Income Tax Information
At June 30, 2007, the aggregate cost of investment securities for income tax purposes was $646,843,704.
Investment Valuation

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates value. Security transactions are accounted for as of trade date.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR Corp. or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Garrison Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Garrison Street Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	August 27, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	August 27, 2007